UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2015

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2015

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.14%

COMMON STOCK 0.03%

Oil

Geopark Ltd. (Chile)*(a) (cost $12,007)	1	$4,787

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BOND 0.12%

Technology

Vipshop Holdings Ltd. (China)(a) (cost $11,163)	1.50%	3/15/2019	$10	15,669

CORPORATE BONDS 94.51%

Air Transportation 1.58%

Air Canada (Canada)†(a)	7.75%	4/15/2021	200	214,500

Auto Parts: Original Equipment 1.52%

Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	206,000

Banks: Money Center 4.53%

Banco de Bogota SA (Colombia)†(a)	5.00%	1/15/2017	200	208,000
BBVA Banco Continental SA (Peru)†(a)	5.25%	9/22/2029	200	203,440
Export-Import Bank of Korea (South Korea)(a)	2.25%	1/21/2020	200	202,154
Total				613,594

Banks: Regional 18.92%

Banco de Galicia y Buenos Aires SA (Argentina)†(a)	8.75%	5/4/2018	200	208,000
Banco Mercantil del Norte SA (Mexico)(a)	4.375%	7/19/2015	48	48,365
Bangkok Bank PCL (Hong Kong)†(a)	5.00%	10/3/2023	200	226,376
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024	200	212,093
Corpbanca SA (Chile)(a)	3.125%	1/15/2018	200	198,980
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	200	227,629
Itau Unibanco Holding SA†	5.50%	8/6/2022	200	199,600
Korea Development Bank (The) (South Korea)(a)	3.00%	3/17/2019	200	208,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019		$200	$193,500
Popular, Inc.	7.00%	7/1/2019		30	30,262
QNB Finance Ltd.	2.875%	4/29/2020		200	204,270
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022		200	187,244
Standard Chartered plc (United Kingdom)†(a)	6.50%	—	(b)	200	201,968
Woori Bank (South Korea)†(a)	4.75%	4/30/2024		200	214,174
Total					2,560,716

Building Materials 3.08%

Cemex SAB de CV (Mexico)†(a)	7.25%	1/15/2021		200	214,000
Union Andina de Cementos SAA (Peru)†(a)	5.875%	10/30/2021		200	202,700
Total					416,700

Business Services 1.68%

DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037		200	227,418

Chemicals 1.66%

OCP SA (Morocco)†(a)	6.875%	4/25/2044		200	224,250

Communications & Media 1.43%

Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023		200	194,250

Computer Software 0.14%

First Data Corp.	11.75%	8/15/2021		16	18,580

Containers 0.91%

PaperWorks Industries, Inc.†	9.50%	8/15/2019		120	123,450

Diversified 4.49%

Hutchison Whampoa International 11 Ltd.†	3.50%	1/13/2017		200	207,095
San Miguel Corp. (Philippines)(a)	4.875%	4/26/2023		200	188,500
TML Holdings Pte Ltd. (Singapore)(a)	5.75%	5/7/2021		200	212,220
Total					607,815

Drugs 0.36%

Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021		46	48,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 5.95%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	$200	$179,000
E.CL SA (Chile)†(a)	4.50%	1/29/2025	200	207,395
Korea Western Power Co., Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	205,326
Saudi Electricity Global Sukuk Co. 3†	4.00%	4/8/2024	200	213,360
Total				805,081

Engineering & Contracting Services 1.52%

China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	205,730

Entertainment 0.17%

Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	20	22,550

Financial Services 2.00%

CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%	7/17/2024	200	166,500
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	100	103,750
Total				270,250

Food 3.36%

Diamond Foods, Inc.†	7.00%	3/15/2019	25	25,813
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	200	195,500
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	211,750
WhiteWave Foods Co. (The)	5.375%	10/1/2022	20	21,550
Total				454,613

Gaming 0.24%

Mohegan Tribal Gaming Authority	9.75%	9/1/2021	30	31,950

Health Care Products 0.25%

Mallinckrodt International Finance SA (Luxembourg)(a)	4.75%	4/15/2023	35	33,425

Industrial Products 1.43%

KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	200	193,500

Jewelry, Watches & Gemstones 1.48%

ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	200	201,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.99%

MHP SA (Ukraine)†(a)	8.25%	4/2/2020	$200	$133,780

Media 1.56%

Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	200	211,000

Metals & Minerals: Miscellaneous 2.99%

Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	210,000
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)(a)	4.375%	4/30/2018	200	194,566
Total				404,566

Natural Gas 4.59%

Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	199	208,971
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	180	212,482
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	199,940
Total				621,393

Oil 9.73%

CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	48	48,720
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	230,460
Genel Energy Finance plc (United Kingdom)†(a)	7.50%	5/14/2019	200	178,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	35	33,075
Kosmos Energy Ltd.†	7.875%	8/1/2021	200	186,500
Lukoil International Finance BV (Netherlands)†(a)	7.25%	11/5/2019	225	230,603
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	35	32,375
Memorial Resource Development Corp.†	5.875%	7/1/2022	35	32,988
Petroleos de Venezuela SA (Venezuela)†(a)	6.00%	11/15/2026	50	15,825
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	112,399
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	143	154,593
RSP Permian, Inc.†	6.625%	10/1/2022	30	30,300
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	30	30,750
Total				1,316,588

Oil: Integrated Domestic 0.23%

Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	30	30,975

Oil: Integrated International 1.79%

Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	165	141,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil: Integrated International (continued)

Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044		$100	$101,375
Total					242,879

Paper & Forest Products 0.20%

Mercer International, Inc. (Canada)(a)	7.75%	12/1/2022		25	26,625

Real Estate Investment Trusts 4.38%

China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022		200	198,757
China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019		200	190,930
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.375%	2/10/2022		200	203,000
Total					592,687

Retail 3.45%

Hot Topic, Inc.†	9.25%	6/15/2021		20	21,750
Lotte Shopping Co., Ltd. (South Korea)†(a)	3.375%	5/9/2017		200	206,481
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018		200	212,634
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020		25	26,000
Total					466,865

Technology 1.48%

Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024		200	201,043

Telecommunications 4.85%

Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023		200	217,155
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024		200	213,600
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021		200	225,331
Total					656,086

Transportation: Miscellaneous 1.57%

Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020		200	212,500
Total Corporate Bonds (cost $12,518,704)					12,790,893

FOREIGN BOND(c) 0.86%

Netherlands

Technology

United Group BV† (cost $141,735)	7.875%	11/15/2020	EUR	100	116,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATION 0.98%

Argentina

Argentina Bonar Bonds(a) (cost $134,329)	8.75%	5/7/2024	$130	$132,080

U.S. TREASURY OBLIGATION 0.64%

U.S. Treasury Bond (cost $85,450)	3.00%	11/15/2044	79	86,573

Total Long-Term Investments (cost $12,903,388)				$13,146,129

SHORT-TERM INVESTMENT 3.29%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $415,000 of U.S. Treasury Note at 3.75% due 11/15/2018; value: $459,656; proceeds: $445,295 (cost $445,295)			445	445,295

Total Investments in Securities 100.43% (cost $13,348,683)				13,591,424

Liabilities in Excess of Other Assets(d) (0.43%)				(57,758)

Net Assets 100.00%				$13,533,666

EUR	euro.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2015

Open Forward Foreign Currency Exchange Contracts at March 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	Morgan Stanley	5/13/2015	107,200	$113,888	$115,329	$1,441
euro	Sell	Morgan Stanley	5/13/2015	109,000	123,495	117,265	6,230
euro	Sell	Morgan Stanley	5/13/2015	107,100	118,657	115,222	3,435
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$11,106

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Morgan Stanley	5/13/2015	211,000	$228,450	$227,000	$(1,450)
euro	Sell	Morgan Stanley	5/13/2015	213,500	226,366	229,690	(3,324)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,774)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stock	$4,787	$—	$—	$4,787
Convertible Bond	—	15,669	—	15,669
Corporate Bonds	—	12,790,893	—	12,790,893
Foreign Bond	—	116,127	—	116,127
Foreign Government Obligation	—	132,080	—	132,080
U.S. Treasury Obligation	—	86,573	—	86,573
Repurchase Agreement	—	445,295	—	445,295
Total	$4,787	$13,586,637	$—	$13,591,424
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$11,106	$—	$11,106
Liabilities	—	(4,774)	—	(4,774)
Total	$—	$6,332	$—	$6,332

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 82.20%

ASSET-BACKED SECURITIES 19.38%

Automobiles 8.01%

Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$1,550	$1,557,115
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	216	216,112
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	653	653,163
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	162	161,801
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	257	257,637
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	250	251,557
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	134	134,342
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	117	116,674
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	586	586,216
BMW Vehicle Lease Trust 2013-1 A4	0.66%	6/20/2016	500	500,046
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	1,870	1,869,709
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	1,650	1,654,924
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	808	811,648
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	474	475,595
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	300	300,160
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	185	184,995
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	550	550,842
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	1,470	1,471,069
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	1,715	1,722,755
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	77	76,905
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	140	139,718
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	1,577	1,576,699
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	765	766,810
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	790	789,799
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	1,240	1,240,129
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	1,255	1,257,793
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	1,990	1,990,811
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	1,270	1,274,935
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	1,263	1,263,474
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	835	835,300
Ford Credit Auto Owner Trust 2014-B A3	0.90%	10/15/2018	715	715,889
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	800	799,969
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	1,610	1,610,946
Hyundai Auto Receivables Trust 2014-B A3	0.90%	12/17/2018	1,060	1,061,177
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	184	183,654
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%	12/15/2016	2,265	2,266,330
Mercedes-Benz Auto Receivables Trust 2014-1 A3	0.87%	10/15/2018	1,650	1,650,193
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	1,084	1,084,278
Nissan Auto Lease Trust 2014-A A3	0.80%	2/15/2017	590	589,586
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	571	571,344
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	1,945	1,947,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	$278	$277,827
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	420	420,201
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	2,770	2,767,623
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%		12/15/2016	1,580	1,585,209
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	475	476,930
Total					42,697,673

Credit Cards 4.50%

American Express Credit Account Master Trust 2012-2 A	0.68%		3/15/2018	1,175	1,176,012
American Express Credit Account Master Trust 2012-5 A	0.59%		5/15/2018	891	891,147
American Express Credit Account Master Trust 2013-1 A	0.595	%#	2/16/2021	1,135	1,138,507
American Express Credit Account Master Trust 2014-3 A	1.49%		4/15/2020	800	806,827
Bank of America Credit Card Trust 2014-A3 A	0.465	%#	1/15/2020	300	300,035
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	2,685	2,703,976
Chase Issuance Trust 2012-A3	0.79%		6/15/2017	2,000	2,001,485
Chase Issuance Trust 2012-A8	0.54%		10/16/2017	2,475	2,475,296
Chase Issuance Trust 2013-A8	1.01%		10/15/2018	540	541,241
Citibank Credit Card Issuance Trust 2012-A1	0.55%		10/10/2017	1,459	1,459,191
Citibank Credit Card Issuance Trust 2013-A4	0.594	%#	7/24/2020	465	466,492
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	1,575	1,587,122
Discover Card Execution Note Trust 2011-A4	0.525	%#	5/15/2019	550	551,105
Discover Card Execution Note Trust 2012-B3	0.625	%#	5/15/2018	1,285	1,284,451
Synchrony Credit Card Master Note Trust 2011-2 A	0.655	%#	5/15/2019	1,375	1,377,085
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	2,170	2,170,880
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	1,050	1,050,396
World Financial Network Credit Card Master Trust 2014-A	0.555	%#	12/15/2019	2,000	2,000,474
Total					23,981,722

Other 6.87%

AMAC CDO Funding I 2006-1A A1†	0.448	%#	11/23/2050	215	212,165
Avenue CLO VI Ltd. 2007-6A A2†	0.603	%#	7/17/2019	500	496,151
Avery Point IV CLO Ltd. 2014-1A A†	1.776	%#	4/25/2026	1,000	1,002,059
BlueMountain CLO Ltd. 2014-3A A1†	1.727	%#	10/15/2026	500	498,480
CIFC Funding II Ltd. 2014-2A A1L†	1.743	%#	5/24/2026	500	500,201
Divcore CLO 2013	4.051%		11/27/2032	1,000	979,210
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.503	%#	7/17/2023	2,000	1,987,725
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.757	%#	10/19/2025	525	522,193
Fortress Credit BSL Ltd. 2013-1A A†	1.433	%#	1/19/2025	1,000	983,432
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.57	%#	12/20/2020	500	498,050
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733	%#	10/15/2026	500	498,245
Gleneagles CLO Ltd. 2005-1A B†	0.805	%#	11/1/2017	500	495,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	$500	$499,317
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	500	496,079
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	750	744,942
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,650	1,635,803
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	750	748,460
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	1,660	1,651,225
JFIN CLO Ltd. 2007-1A A2†	0.497	%#	7/20/2021	361	358,791
JFIN Revolver CLO Ltd. 2013-1A A†	1.507	%#	1/20/2021	750	750,325
JFIN Revolver CLO Ltd. 2015-3A A1†(a)	1.767	%#	4/20/2023	1,500	1,500,000
KKR Financial CLO Ltd. 2007-1A B†	1.007	%#	5/15/2021	750	733,023
Oaktree CLO Ltd. 2014-2A A1A†	1.762	%#	10/20/2026	525	524,603
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773	%#	4/15/2026	500	501,037
OHA Loan Funding Ltd. 2015-1A A†	1.769	%#	2/15/2027	1,600	1,600,000
OZLM VII Ltd. 2014-7A A1B†	1.747	%#	7/17/2026	750	750,664
Shackleton CLO Ltd. 2014-5A A†	1.756	%#	5/7/2026	750	750,921
SLM Private Education Loan Trust 2010-A 2A†	3.425	%#	5/16/2044	1,436	1,521,813
SLM Private Education Loan Trust 2011-B A1†	1.025	%#	12/16/2024	1,971	1,976,988
SLM Private Education Loan Trust 2012-A A1†	1.575	%#	8/15/2025	1,074	1,084,011
SLM Private Education Loan Trust 2012-C A1†	1.275	%#	8/15/2023	1,257	1,262,636
SLM Private Education Loan Trust 2012-E A1†	0.925	%#	10/16/2023	1,181	1,184,157
SLM Private Education Loan Trust 2013-B A1†	0.825	%#	7/15/2022	542	543,318
SLM Student Loan Trust 2011-1 A1	0.694	%#	3/25/2026	722	724,618
Stone Tower CLO V Ltd. 2006-5A A2B†	0.584	%#	7/16/2020	1,500	1,476,903
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.577	%#	4/17/2021	600	586,600
Treman Park CLO LLC 2015-1A A†(a)	1.761	%#	4/20/2027	750	750,000
Venture XVII CLO Ltd. 2014-17A A†	1.733	%#	7/15/2026	850	847,536
Venture XVIII CLO Ltd. 2014-18A A†	1.703	%#	10/15/2026	500	497,770
Voya CLO Ltd. 2012-3AR AR†(a)	1.615	%#	10/15/2022	700	695,800
Voya CLO Ltd. 2015-1A A1†(a)	1.754	%#	4/18/2027	500	499,500
Westchester CLO Ltd. 2007-1A A1A†	0.48	%#	8/1/2022	559	554,671
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	243	243,004
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	243	242,754
Total					36,610,403
Total Asset-Backed Securities (cost $103,179,157)					103,289,798

CORPORATE BONDS 25.28%

Aerospace/Defense 0.39%

Exelis, Inc.	4.25%		10/1/2016	2,000	2,062,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Loans 0.34%

Ford Motor Credit Co. LLC	4.207%	4/15/2016	$1,500	$1,543,264
Ford Motor Credit Co. LLC	6.625%	8/15/2017	250	277,795
Total				1,821,059

Auto Parts & Equipment 0.49%

Continental Rubber of America Corp.†	4.50%	9/15/2019	2,500	2,591,990

Banking 3.18%

Bank of America Corp.	5.25%	12/1/2015	250	256,760
Bank of America Corp.	5.70%	5/2/2017	808	870,967
Bank of America Corp.	6.05%	5/16/2016	250	262,503
Bank of America Corp.	7.80%	9/15/2016	123	133,940
Bank of America Corp.	10.20%	7/15/2015	3,000	3,077,778
Barclays plc (United Kingdom)(b)	2.00%	3/16/2018	500	503,332
Citigroup, Inc.	5.50%	2/15/2017	500	536,432
Goldman Sachs Group, Inc. (The)	2.263%#	8/24/2016	250	253,043
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	1,000	1,072,557
Korea Development Bank (The) (South Korea)(b)	0.882%#	1/22/2017	1,000	999,987
Lloyds Bank plc (United Kingdom)(b)	9.875%	12/16/2021	1,000	1,135,500
Morgan Stanley	5.95%	12/28/2017	1,500	1,664,097
PNC Funding Corp.	5.625%	2/1/2017	695	747,456
Regions Bank	7.50%	5/15/2018	250	290,994
Royal Bank of Scotland plc (The) (United Kingdom)(b)	4.375%	3/16/2016	500	515,975
Santander Holdings USA, Inc.	3.00%	9/24/2015	1,800	1,814,242
Shinhan Bank (South Korea)†(b)	0.901%#	4/8/2017	1,800	1,804,826
US Bank NA	3.778%	4/29/2020	1,000	1,001,822
Total				16,942,211

Brokerage 0.38%

Jefferies Group LLC	3.875%	11/9/2015	1,500	1,520,375
Jefferies Group LLC	5.50%	3/15/2016	500	519,374
Total				2,039,749

Building Materials 0.25%

CRH America, Inc.	6.00%	9/30/2016	500	533,452
Martin Marietta Materials, Inc.	1.373%#	6/30/2017	500	497,509
Martin Marietta Materials, Inc.	6.60%	4/15/2018	250	282,957
Owens Corning	6.50%	12/1/2016	15	16,134
Total				1,330,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television 0.20%

Cox Communications, Inc.	5.50%	10/1/2015	$150	$153,517
Cox Communications, Inc.†	9.375%	1/15/2019	250	315,385
Time Warner Cable, Inc.	8.75%	2/14/2019	500	617,747
Total				1,086,649

Chemicals 0.53%

Airgas, Inc.	2.95%	6/15/2016	2,000	2,043,088
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	250	254,729
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	500	538,125
Total				2,835,942

Consumer/Commercial/Lease Financing 0.69%

Air Lease Corp.	5.625%	4/1/2017	1,000	1,071,250
Aviation Capital Group Corp.†	3.875%	9/27/2016	2,000	2,043,346
International Lease Finance Corp.†	7.125%	9/1/2018	500	562,500
Total				3,677,096

Electric: Distribution/Transportation 0.04%

SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	227	237,351

Electronics 0.23%

Jabil Circuit, Inc.	7.75%	7/15/2016	500	538,750
KLA-Tencor Corp.	2.375%	11/1/2017	700	711,883
Total				1,250,633

Energy: Exploration & Production 0.97%

Anadarko Petroleum Corp.	5.95%	9/15/2016	1,000	1,067,159
Continental Resources, Inc.	7.125%	4/1/2021	1,775	1,859,313
Continental Resources, Inc.	7.375%	10/1/2020	1,900	2,005,687
Hrvatska Elektroprivreda (Croatia)†(b)	6.00%	11/9/2017	200	211,150
Total				5,143,309

Food & Drug Retailers 0.10%

Tesco plc (United Kingdom)†(b)	5.50%	11/15/2017	500	537,365

Food: Wholesale 0.03%

H.J. Heinz Co.	4.25%	10/15/2020	135	138,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 2.71%

Colorado Interstate Gas Co. LLC	6.80%	11/15/2015	$1,000	$1,034,529
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	1,646	1,777,287
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	2,894	3,265,390
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	750	896,910
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	250	264,637
Kinder Morgan Energy Partners LP	4.10%	11/15/2015	2,500	2,544,430
Kinder Morgan Finance Co. LLC	5.70%	1/5/2016	500	516,620
Kinder Morgan, Inc.	7.00%	6/15/2017	250	275,902
Laclede Group, Inc. (The)	1.007%#	8/15/2017	3,600	3,597,714
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	250	264,986
Total				14,438,405

Health Facilities 0.87%

Laboratory Corp. of America Holdings	3.125%	5/15/2016	1,500	1,533,793
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	2,900	3,077,625
Total				4,611,418

Health Services 0.38%

Express Scripts Holding Co.	3.125%	5/15/2016	2,000	2,049,220

Hotels 0.90%

Host Hotels & Resorts LP	5.875%	6/15/2019	1,500	1,556,765
Host Hotels & Resorts LP	6.00%	11/1/2020	2,500	2,637,902
Hyatt Hotels Corp.†	6.875%	8/15/2019	500	587,772
Total				4,782,439

Insurance Brokerage 0.25%

Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	500	513,133
Willis North America, Inc.	6.20%	3/28/2017	750	802,637
Total				1,315,770

Integrated Energy 1.27%

CNPC General Capital Ltd. (China)†(b)	1.157%#	5/14/2017	2,000	2,003,834
Petrobras Global Finance BV (Netherlands)(b)	2.631%#	3/17/2017	3,000	2,767,200
Sinopec Group Overseas Development 2014 Ltd.†	1.032%#	4/10/2017	2,000	1,998,202
Total				6,769,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 0.57%

Kayne Anderson MLP Investment Co.	1.519%#	8/19/2016	$2,000	$1,999,302
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	1,000	1,047,500
Total				3,046,802

Life Insurance 0.18%

Symetra Financial Corp.†	6.125%	4/1/2016	932	969,100

Machinery 0.24%

Xylem, Inc.	3.55%	9/20/2016	1,250	1,289,791

Medical Products 0.24%

Boston Scientific Corp.	6.40%	6/15/2016	500	529,835
Zimmer Holdings, Inc.	2.00%	4/1/2018	750	756,327
Total				1,286,162

Metals/Mining (Excluding Steel) 1.41%

Anglo American Capital plc (United Kingdom)†(b)	1.203%#	4/15/2016	500	499,867
Barrick Gold Corp. (Canada)(b)	2.90%	5/30/2016	500	508,752
Glencore Canada Corp. (Canada)(b)	5.50%	6/15/2017	500	535,360
Glencore Finance Canada Ltd. (Canada)†(b)	3.60%	1/15/2017	750	773,544
Glencore Funding LLC†	1.421%#	5/27/2016	3,200	3,211,718
Glencore Funding LLC†	1.613%#	1/15/2019	500	500,638
Kinross Gold Corp. (Canada)(b)	3.625%	9/1/2016	1,500	1,485,915
Total				7,515,794

Oil Field Equipment & Services 0.52%

National Oilwell Varco, Inc.	6.125%	8/15/2015	750	750,343
Noble Holding International Ltd.	3.45%	8/1/2015	2,000	2,008,580
Total				2,758,923

Oil Refining & Marketing 0.12%

Valero Energy Corp.	9.375%	3/15/2019	500	626,822

Personal & Household Products 0.28%

Avon Products, Inc.	3.125%	3/15/2016	1,500	1,500,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 1.83%

Actavis Funding SCS (Luxembourg)(b)	1.348%#	3/12/2018	$2,500	$2,517,587
Forest Laboratories, Inc.†	4.375%	2/1/2019	1,000	1,072,141
Mylan, Inc.†	7.875%	7/15/2020	2,754	2,909,835
Perrigo Co. plc (Ireland)(b)	1.30%	11/8/2016	1,500	1,499,664
Zoetis, Inc.	1.15%	2/1/2016	1,730	1,730,829
Total				9,730,056

Real Estate Investment Trusts 2.21%

ARC Properties Operating Partnership LP	2.00%	2/6/2017	1,000	972,000
DDR Corp.	4.75%	4/15/2018	650	700,251
DDR Corp.	7.50%	4/1/2017	465	517,198
DDR Corp.	7.50%	7/15/2018	500	583,136
Duke Realty LP	5.50%	3/1/2016	465	483,511
Health Care REIT, Inc.	4.125%	4/1/2019	400	429,498
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	1,640	1,784,596
Hospitality Properties Trust	6.30%	6/15/2016	500	516,526
Hospitality Properties Trust	6.70%	1/15/2018	987	1,086,718
Kilroy Realty LP	4.80%	7/15/2018	250	269,255
Mid-America Apartments LP	6.05%	9/1/2016	575	613,949
Reckson Operating Partnership LP	6.00%	3/31/2016	1,500	1,570,084
Regency Centers LP	5.25%	8/1/2015	1,000	1,014,336
Senior Housing Properties Trust	3.25%	5/1/2019	500	508,271
SL Green Realty Corp.	5.00%	8/15/2018	500	539,893
UDR, Inc.	5.25%	1/15/2016	175	180,662
Total				11,769,884

Recreation & Travel 0.33%

Carnival Corp.	1.20%	2/5/2016	1,500	1,502,564
Carnival Corp.	3.95%	10/15/2020	225	239,458
Total				1,742,022

Restaurants 0.42%

Darden Restaurants, Inc.	6.45%	10/15/2017	1,500	1,657,326
Yum! Brands, Inc.	6.25%	4/15/2016	564	594,063
Total				2,251,389

Software/Services 0.38%

Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	2,000	2,021,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 0.78%

QVC, Inc.†	7.375%	10/15/2020	$4,000	$4,160,000

Telecommunications: Wireline Integrated & Services 0.84%

AT&T, Inc.	2.40%	8/15/2016	2,500	2,545,075
AT&T, Inc.	2.95%	5/15/2016	1,000	1,022,171
Embarq Corp.	7.082%	6/1/2016	250	265,261
Qwest Corp.	7.625%	6/15/2015	625	631,883
Total				4,464,390

Transportation: Infrastructure/Services 0.52%

Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	2,750	2,773,276

Trucking & Delivery 0.21%

Con-way, Inc.	7.25%	1/15/2018	991	1,120,718
Total Corporate Bonds (cost $134,945,938)				134,687,652

FLOATING RATE LOANS(c) 7.06%

Advertising 0.36%

Nielsen Finance LLC Term Loan A	2.175%	4/30/2019	1,925	1,925,010

Aerospace/Defense 0.70%

Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	1,696	1,700,259
Delos Finance S.A.R.L. Term Loan (Luxembourg)(b)	3.50%	3/6/2021	2,000	2,005,500
Total				3,705,759

Air Transportation 0.37%

Delta Air Lines, Inc. 2014 Class B-2 Term Loan	— (f)	4/18/2016	1,995	1,997,182

Cable & Satellite Television 0.54%

Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	1,729	1,724,670
CSC Holdings LLC Term Loan B	2.678%	4/17/2020	1,170	1,166,585
Total				2,891,255

Electronics 0.44%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	2,310	2,317,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 0.14%

Aramark Corp. Term Loan E	3.25%	9/7/2019	$721	$723,628

Gaming 0.89%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	2,222	2,223,638
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	2,509	2,509,785
Total				4,733,423

Health Facilities 0.37%

HCA Inc. Tranche A-4 Term Loan	— (f)	2/2/2016	1,995	1,995,346

Media: Content 0.46%

AMC Networks, Inc. Term Loan A	1.925%	6/30/2017	2,469	2,453,320

Medical Products 0.39%

Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(b)	2.273%	8/7/2019	1,596	1,600,288
Thermo Fisher Scientific, Inc. Committed Term Loan	1.643%	5/31/2016	463	462,282
Total				2,062,570

Pharmaceuticals 0.89%

Actavis, Inc. 3 Year Term Loan	1.775%	8/1/2016	166	165,568
Amgen, Inc. Term Loan	1.275%	9/18/2018	4,595	4,588,851
Total				4,754,419

Telecommunications: Wireless 0.69%

American Tower Corp. Term Loan A	1.43%	1/3/2019	2,625	2,623,360
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	1,052	1,055,565
Total				3,678,925

Theaters & Entertainment 0.82%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	2,727	2,742,216
Kasima LLC Term Loan	3.25%	5/17/2021	1,624	1,622,856
Total				4,365,072
Total Floating Rate Loans (cost $37,619,431)				37,603,693

FOREIGN GOVERNMENT OBLIGATION(b) 0.03%

Brazil

Federal Republic of Brazil (cost $183,286)	8.00%	1/15/2018	167	180,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.94%

Federal Home Loan Mortgage Corp. 2012-K705 C†	4.162	%#	9/25/2044	$500	$520,047
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.028	%#	11/25/2044	100	105,942
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883	%#	1/25/2047	27	28,355
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.761	%#	2/25/2045	100	102,668
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.741	%#	4/25/2045	1,007	1,031,781
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.819	%#	6/25/2047	200	210,201
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562	%#	8/25/2045	303	316,803
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562	%#	8/25/2045	200	203,128
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.369	%#	5/25/2045	100	103,142
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165	%#	4/25/2046	400	408,787
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.009	%#	10/25/2047	415	421,698
Government National Mortgage Assoc. 2013-171 IO	1.141	%#	6/16/2054	19,554	1,694,734
Government National Mortgage Assoc. 2013-193 IO	1.099	%#	1/16/2055	1,958	166,721
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	1,730	1,798,554
Government National Mortgage Assoc. 2014-15 IO	1.059	%#	8/16/2054	19,686	1,532,806
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	147	149,912
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	227	228,501
Government National Mortgage Assoc. 2014-78 IO	0.933	%#	3/16/2056	1,282	95,506
Government National Mortgage Assoc. 2015-33 AS	2.90	%#	5/16/2054	589	594,752
Government National Mortgage Assoc. 2015-41 AD	2.90%		8/16/2055	613	628,491
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $10,191,649)					10,342,529

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.44%

Federal Home Loan Mortgage Corp.	2.237	%#	12/1/2037	394	420,538
Federal Home Loan Mortgage Corp.	2.254	%#	2/1/2038	673	717,987
Federal Home Loan Mortgage Corp.	2.267	%#	12/1/2035	7	7,948
Federal Home Loan Mortgage Corp.	2.276	%#	4/1/2037	487	517,283
Federal Home Loan Mortgage Corp.	2.305	%#	10/1/2038	339	362,449
Federal Home Loan Mortgage Corp.	2.306	%#	12/1/2036	726	777,270
Federal Home Loan Mortgage Corp.	2.329	%#	3/1/2038	555	591,769
Federal Home Loan Mortgage Corp.	2.332	%#	5/1/2036	428	455,727
Federal Home Loan Mortgage Corp.	2.346	%#	10/1/2039	510	542,100
Federal Home Loan Mortgage Corp.	2.359%		6/1/2038	216	230,437
Federal Home Loan Mortgage Corp.	2.37%		10/1/2035	576	615,330
Federal Home Loan Mortgage Corp.	2.474	%#	9/1/2036	668	717,770
Federal Home Loan Mortgage Corp.	2.541	%#	2/1/2037	2	2,547
Federal Home Loan Mortgage Corp.	2.631	%#	12/1/2035	643	692,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	3.215	%#	6/1/2044	$1,122	$1,169,894
Federal Home Loan Mortgage Corp.	3.226	%#	12/1/2040	2,967	3,140,173
Federal Home Loan Mortgage Corp.(d)	5.00%		5/1/2021	91	96,990
Federal National Mortgage Assoc.	2.021	%#	2/1/2036	412	438,291
Federal National Mortgage Assoc.	2.023	%#	12/1/2035	618	657,793
Federal National Mortgage Assoc.	2.102	%#	3/1/2039	375	398,492
Federal National Mortgage Assoc.(d)	2.125	%#	11/1/2036	1,625	1,729,851
Federal National Mortgage Assoc.	2.163	%#	8/1/2037	452	482,864
Federal National Mortgage Assoc.	2.205	%#	9/1/2038	312	333,445
Federal National Mortgage Assoc.	2.218	%#	1/1/2038	426	453,754
Federal National Mortgage Assoc.	2.227	%#	8/1/2038	242	257,912
Federal National Mortgage Assoc.	2.337	%#	1/1/2038	365	391,332
Federal National Mortgage Assoc.	2.347	%#	11/1/2038	562	599,599
Federal National Mortgage Assoc.	2.369	%#	3/1/2038	248	266,420
Federal National Mortgage Assoc.	2.468	%#	12/1/2038	199	213,408
Federal National Mortgage Assoc.	3.366	%#	12/1/2040	1,476	1,571,339
Federal National Mortgage Assoc.	3.409	%#	12/1/2040	1,282	1,365,454
Federal National Mortgage Assoc.	3.457	%#	10/1/2040	1,523	1,619,714
Federal National Mortgage Assoc.	5.50%		2/1/2034	760	860,628
Federal National Mortgage Assoc.	5.50%		11/1/2034	829	939,071
Total Government Sponsored Enterprises Pass-Throughs (cost $23,429,112)					23,637,681

MUNICIPAL BONDS 0.27%

Nursing Home 0.24%

New Jersey Econ Dev Auth	1.096%		6/15/2016	500	499,335
New Jersey Econ Dev Auth	2.421%		6/15/2018	750	757,613
Total					1,256,948

Transportation: Infrastructure/Services 0.03%

New Jersey Transportation Trust Fund Auth	3.60%		12/15/2017	150	157,911
Total Municipal Bonds (cost $1,410,135)					1,414,859

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.80%

Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	450	472,309
Aventura Mall Trust 2013-AVM A†	3.867	%#	12/5/2032	3,421	3,696,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808	%#	6/15/2028	$200	$204,364
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808	%#	6/15/2028	340	345,178
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	100	102,796
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	700	751,312
Banc of America Re-REMIC Trust 2009-UB2 A4B2†	5.569	%#	6/24/2049	1,759	1,895,158
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200	199,571
BBCMS Trust 2015-VFM A1†	2.466%		3/15/2036	320	321,184
BBCMS Trust 2015-VFM X IO†	0.63	%#	3/15/2036	57,256	1,863,918
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR5 F†	5.483%		7/11/2042	150	160,442
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.896	%#	6/11/2040	1,000	1,089,327
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.915	%#	6/11/2050	1,000	1,096,987
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	88	97,455
Boca Hotel Portfolio Trust 2013-BOCA D†	3.225	%#	8/15/2026	360	359,705
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.125	%#	6/15/2031	250	249,931
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.515	%#	6/15/2031	4,500	47,369
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.90	%#	12/10/2049	750	799,913
Citigroup Commercial Mortgage Trust 2007-FL3A E†	0.475	%#	4/15/2022	100	99,851
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	255,530
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008	%#	1/12/2030	750	761,126
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.484	%#	5/10/2047	4,454	390,261
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.32	%#	7/10/2047	3,784	78,406
Citigroup Commercial Mortgage Trust 2015-SSHP B†(a)	1.825	%#	9/15/2017	4,438	4,481,300
Citigroup Commercial Mortgage Trust 2015-SSHP C†(a)	2.275	%#	9/15/2017	5,000	5,048,790
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	925	990,379
Commercial Mortgage Pass-Through Certificates 2001-J2A G†	7.38	%#	7/16/2034	100	107,347
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.891	%#	7/10/2046	100	116,156
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	3,200	3,269,283
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.525	%#	2/10/2029	8,000	185,696
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	399	397,141
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.775	%#	11/17/2026	30	30,005
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	2,000	2,078,038
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	415	412,244
Commercial Mortgage Pass-Through Certificates 2013-THL B†	1.775	%#	6/8/2030	225	225,072
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.469	%#	8/10/2047	1,729	136,280
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.126	%#	7/13/2031	750	745,035
Commercial Mortgage Pass-Through Certificates 2014-FL4 XCP IO†	0.224	%#	9/13/2015	1,566	1,913
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.077	%#	6/11/2027	230	229,285
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.127	%#	10/10/2047	58,568	388,072
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.325	%#	6/15/2034	344	343,616
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.925	%#	6/15/2034	275	274,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.575%#	6/15/2034	$375	$375,347
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.386%#	6/15/2034	6,033	248,496
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.263%#	9/10/2047	3,768	253,584
Commercial Mortgage Trust 2006-GG7 AM	6.014%#	7/10/2038	975	1,021,468
Credit Suisse Commercial Mortgage Trust 2006-C4 AM	5.509%	9/15/2039	2,000	2,108,910
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%	5/15/2023	50	53,880
Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.487%#	11/22/2046	1,193	1,121,122
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%#	9/15/2037	20,000	1,023,156
Credit Suisse Mortgage Capital Certificates 2015-TOWN A†	1.425%#	3/15/2017	1,000	1,009,804
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%	11/10/2046	1,252	1,274,718
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	914	963,824
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%	7/10/2044	655	670,559
DBUBS Mortgage Trust 2011-LC3A A3	4.638%	8/10/2044	500	543,782
Extended Stay America Trust 2013-ESFL A2FL†	0.873%#	12/5/2031	900	897,313
Extended Stay America Trust 2013-ESH7 A17†	2.295%	12/5/2031	500	499,150
Extended Stay America Trust 2013-ESH7 A27†	2.958%	12/5/2031	1,260	1,291,106
Extended Stay America Trust 2013-ESH7 B7†	3.604%	12/5/2031	800	835,090
Extended Stay America Trust 2013-ESH7 C7†	3.902%	12/5/2031	500	516,020
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(b)	2.207%#	10/18/2054	350	352,465
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(b)	0.376%#	12/20/2054	317	315,485
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(b)	0.436%#	12/20/2054	169	168,405
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(b)	0.376%#	12/20/2054	60	59,274
Granite Master Issuer plc 2007-2 3A1 (United Kingdom)(b)	0.357%#	12/17/2054	554	551,307
GS Mortgage Securities Corp. II 2013-KING A†	2.706%	12/10/2027	263	268,774
GS Mortgage Securities Corp. II 2013-KING C†	3.55%#	12/10/2027	2,250	2,321,851
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%	1/10/2031	130	135,399
GS Mortgage Securities Trust 2006-GG8 AM	5.591%	11/10/2039	200	211,499
GS Mortgage Securities Trust 2010-C1 D†	6.18%#	8/10/2043	100	110,855
GS Mortgage Securities Trust 2013-G1 A1†	2.059%	4/10/2031	1,006	1,009,016
H/2 Asset Funding 2014-1 Ltd.	2.101%	3/19/2037	2,000	1,976,442
HILT Mortgage Trust 2014-ORL B†	1.375%#	7/15/2029	200	198,506
HILT Mortgage Trust 2014-ORL C†	1.775%#	7/15/2029	750	740,241
HILT Mortgage Trust 2014-ORL XCP IO†	1.104%#	7/15/2029	1,000	8,833
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	168	168,480
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	6/12/2047	2,500	2,655,020
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%	6/15/2043	500	531,963
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	11/15/2043	250	279,891
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR B†	5.023%	8/5/2032	2,000	2,262,296
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR C†	5.513%	8/5/2032	2,585	2,970,022
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD C†	5.143%	11/13/2044	100	105,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2012-LC9 A2	1.677%		12/15/2047	$1,100	$1,109,189
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.075	%#	4/15/2027	400	400,144
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.425	%#	4/15/2027	250	249,929
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.436	%#	4/15/2047	1,980	110,292
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.439	%#	4/15/2047	1,000	27,128
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	2,546	2,656,960
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	274	284,917
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931	%#	6/10/2027	191	193,798
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#	6/10/2027	1,487	24,478
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#	6/10/2027	661	2,243
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.375	%#	12/15/2030	250	250,354
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.275	%#	12/15/2030	500	498,198
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.187	%#	7/15/2031	250	249,593
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 XCP IO†	0.698	%#	5/15/2016	108,350	286,250
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.095	%#	6/15/2029	1,021	1,018,607
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.875	%#	6/15/2029	150	149,404
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP IO†	0.09%		12/15/2015	25,000	15,880
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO A†	1.428	%#	1/15/2032	1,000	1,001,660
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.952	%#	11/14/2027	1,816	1,870,168
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#	11/14/2027	156	159,349
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.952	%#	11/14/2027	126	129,505
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.048	%#	6/15/2038	720	758,270
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%		9/15/2039	5,000	5,279,970
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	1,110	1,173,050
LMREC, Inc. 2015-CRE1 A†	1.923	%#	2/22/2032	655	657,702
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	111	111,300
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	0.934	%#	1/20/2041	1,803	60,805
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	500	530,167
Morgan Stanley Capital I Trust 2005-IQ9 B	4.86%		7/15/2056	450	467,607
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.861	%#	4/12/2049	175	186,720
Morgan Stanley Capital I Trust 2007-IQ15 AM	6.104	%#	6/11/2049	813	872,805
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.809	%#	3/15/2045	25,726	2,518,390
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	778	777,283
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#	7/13/2029	100,000	728,940
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	911	921,524
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	322	325,916
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	322	326,000
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	250	253,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Nationslink Funding Corp. Commercial Loan Pass-Through Certificate 1999-LTL1 C†	7.399%		1/22/2026	$320	$338,320
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.024	%#	8/25/2029	1,452	1,473,880
PFP III Ltd. 2014-1 AS†	1.825	%#	6/14/2031	1,000	998,690
PFP III Ltd. 2014-1 B†	2.525	%#	6/14/2031	1,000	999,281
PFP III Ltd. 2014-1 C†	3.075	%#	6/14/2031	2,000	2,000,397
Prima Capital CRE Securitization	2.55%		8/26/2049	1,913	1,921,369
RAIT Trust 2014-FL2 B†	2.323	%#	5/13/2031	1,000	990,314
RBSCF Trust 2010-RR3 WBTB†	5.964	%#	2/16/2051	1,500	1,612,343
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.227	%#	4/15/2032	250	248,929
Selkirk Ltd. 1 A†	1.329%		2/20/2041	357	355,767
TimberStar Trust 1 2006-1A A†	5.668%		10/15/2036	1,549	1,640,604
UBS-Barclays Commercial Mortgage Trust 2013-C5 A2	2.137%		3/10/2046	2,100	2,134,080
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	599	623,093
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.43	%#	10/15/2044	3,500	3,534,764
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.489	%#	12/15/2044	1,000	1,018,540
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	667	701,633
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	166	175,696
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	2,000	2,137,817
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	540	547,164
Wells Fargo Commercial Mortgage Trust 2014-TISH C†	1.732	%#	2/15/2027	250	248,260
Wells Fargo Commercial Mortgage Trust 2015-C27 XB IO	0.50	%#	2/15/2048	68,008	2,269,634
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.622	%#	4/15/2050	24,333	1,038,143
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	25	27,135
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	1,000	1,060,484
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	830	841,063
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	1,300	1,317,879
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.234	%#	5/15/2047	3,921	292,715
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573	%#	5/15/2047	765	38,453
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.761	%#	8/15/2047	15,000	816,045
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	1.113	%#	9/15/2057	12,952	844,994
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.497	%#	9/15/2057	14,000	532,483
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.867	%#	10/15/2057	7,968	369,776
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#	10/15/2057	5,000	121,790
Total Non-Agency Commercial Mortgage-Backed Securities (cost $126,869,912)					126,817,610
Total Long-Term Investments (cost $437,828,620)					$437,974,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 16.43%

COMMERCIAL PAPER 2.06%

Electric: Integrated 0.38%

Duke Energy Corp.	Zero Coupon	4/2/2015	$2,000	$1,999,975

Food & Drug Retailers 0.56%

Tesco Treasury Services plc	Zero Coupon	8/18/2015	3,000	2,968,698

Medical Products 0.75%

Thermo Fisher Scientific, Inc.	Zero Coupon	6/22/2015	4,000	3,995,527

Personal & Household Products 0.37%

Newell Rubbermaid, Inc.	Zero Coupon	4/23/2015	2,000	1,999,022
Total Commercial Paper (cost $10,980,495)				10,963,222

CORPORATE BONDS 11.47%

Auto Loans 0.19%

Ford Motor Credit Co. LLC	5.625%	9/15/2015	500	510,515
Hyundai Capital America†	1.625%	10/2/2015	500	502,261
Total				1,012,776

Banking 1.89%

Amsouth Bank	5.20%	4/1/2015	320	320,000
Associated Banc-Corp.	5.125%	3/28/2016	1,000	1,036,162
Fifth Third Bancorp	3.625%	1/25/2016	1,041	1,063,600
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	2,000	2,068,924
JPMorgan Chase & Co.	5.15%	10/1/2015	2,750	2,807,321
PNC Funding Corp.	5.25%	11/15/2015	1,350	1,385,625
Royal Bank of Scotland Group plc (United Kingdom)(b)	2.55%	9/18/2015	500	503,704
Royal Bank of Scotland plc (The) (United Kingdom)(b)	3.95%	9/21/2015	869	882,121
Total				10,067,457

Beverages 0.57%

Beam Suntory, Inc.	5.375%	1/15/2016	2,961	3,059,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.58%

CRH America, Inc.	4.125%	1/15/2016	$1,850	$1,891,340
Mohawk Industries, Inc.	6.125%	1/15/2016	1,159	1,203,328
Total				3,094,668

Cable & Satellite Television 0.19%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	3.125%	2/15/2016	1,000	1,019,189

Consumer/Commercial/Lease Financing 0.31%

Air Lease Corp.	4.50%	1/15/2016	1,600	1,637,000

Diversified Capital Goods 0.52%

Leucadia National Corp.	8.125%	9/15/2015	1,120	1,154,227
Pentair Finance SA (Luxembourg)(b)	1.35%	12/1/2015	1,639	1,643,224
Total				2,797,451

Electric: Distribution/Transportation 0.24%

Pepco Holdings, Inc.	2.70%	10/1/2015	1,250	1,260,100

Electric: Integrated 0.35%

CenterPoint Energy, Inc.	6.85%	6/1/2015	500	504,786
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	330	335,524
Entergy Corp.	3.625%	9/15/2015	500	505,851
LG&E and KU Energy LLC	2.125%	11/15/2015	500	503,339
Total				1,849,500

Electronics 0.33%

Avnet, Inc.	6.00%	9/1/2015	1,750	1,784,888

Energy: Exploration & Production 1.26%

Devon Energy Corp.	0.721%#	12/15/2015	500	499,329
EQT Corp.	5.00%	10/1/2015	500	509,616
Marathon Oil Corp.	0.90%	11/1/2015	5,450	5,451,907
Talisman Energy, Inc. (Canada)(b)	5.125%	5/15/2015	250	251,017
Total				6,711,869

Food: Wholesale 0.05%

Ingredion, Inc.	3.20%	11/1/2015	250	253,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper 0.05%

Domtar Corp. (Canada)(b)	7.125%	8/15/2015	$250	$254,255

Gas Distribution 1.08%

Enterprise Products Operating LLC	1.25%	8/13/2015	1,400	1,402,167
Florida Gas Transmission Co. LLC†	4.00%	7/15/2015	2,000	2,016,390
Texas Gas Transmission LLC	4.60%	6/1/2015	2,340	2,352,840
Total				5,771,397

Health Facilities 0.10%

Quest Diagnostics, Inc.	5.45%	11/1/2015	500	514,428

Life Insurance 0.19%

UnumProvident Finance Co. plc (United Kingdom)†(b)	6.85%	11/15/2015	1,000	1,035,703

Media: Diversified 0.39%

21st Century Fox America, Inc.	7.60%	10/11/2015	2,000	2,069,148

Medical Products 0.19%

Boston Scientific Corp.	6.25%	11/15/2015	1,000	1,031,345

Metals/Mining (Excluding Steel) 0.24%

Teck Resources Ltd. (Canada)(b)	5.375%	10/1/2015	1,250	1,276,382

Oil Field Equipment & Services 0.03%

Weatherford International Ltd.	5.50%	2/15/2016	175	180,114

Oil Refining & Marketing 0.58%

Marathon Petroleum Corp.	3.50%	3/1/2016	3,000	3,066,192

Real Estate Investment Trusts 1.18%

DDR Corp.	5.50%	5/1/2015	1,000	1,003,256
Digital Realty Trust LP	4.50%	7/15/2015	1,720	1,724,302
Kilroy Realty LP	5.00%	11/3/2015	2,000	2,043,258
Senior Housing Properties Trust	4.30%	1/15/2016	1,000	1,015,184
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	500	507,182
Total				6,293,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Restaurants 0.15%

Yum! Brands, Inc.	4.25%	9/15/2015	$800	$812,097

Software/Services 0.19%

Computer Sciences Corp.	2.50%	9/15/2015	1,000	1,007,242

Support: Services 0.29%

Brambles USA, Inc.†	3.95%	4/1/2015	1,550	1,550,000

Technology Hardware & Equipment 0.10%

Xerox Corp.	6.40%	3/15/2016	500	525,517

Transportation (Excluding Air/Rail) 0.13%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.125%	5/11/2015	675	676,443

Trucking & Delivery 0.10%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	500	507,359
Total Corporate Bonds (cost $61,126,831)				61,118,790

MUNICIPAL BOND 0.10%

Nursing Home

New Jersey Econ Dev Auth (cost $544,969)	Zero Coupon	2/15/2016	550	544,940

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.00%

JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH XCP IO† (cost $0)	Zero Coupon	5/15/2015	3,320	53

U.S. TREASURY OBLIGATION 2.80%

U.S. Treasury Note (cost $14,925,732)	2.125%	12/31/2015	14,719	14,927,141
Total Short-Term Investments (cost $87,578,027)				$87,554,146
Total Investments in Securities 98.63% (cost $525,406,647)				525,528,385
Cash, Foreign Cash and Other Assets in Excess of Liabilities(e) 1.37%				7,308,950
Net Assets 100.00%				$532,837,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

IO	Interest Only.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2015.
(a)	Security purchased on when - issued basis. (See note 2(f)).
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at March 31, 2015.
(d)	Security has been fully or partially segregated to cover margin requirements for open futures contracts and interest rate swaps as of March 31, 2015.
(e)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:
(f)	Interest rate to be determined.

Open Forward Foreign Currency Exchange Contracts at March 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Bank of America	5/12/2015	9,925,000	$1,089,462	$1,097,578	$8,116
Argentine peso	Buy	Citibank	5/12/2015	34,600,000	3,766,109	3,826,318	60,209
Argentine peso	Buy	Citibank	6/10/2015	12,000,000	1,292,379	1,302,871	10,492
Argentine peso	Buy	Citibank	6/10/2015	199,100,000	21,407,451	21,616,801	209,350
Argentine peso	Buy	J.P. Morgan	4/13/2015	2,400,000	258,872	270,896	12,024
Argentine peso	Buy	J.P. Morgan	5/12/2015	17,500,000	1,919,702	1,935,276	15,574
Argentine peso	Buy	J.P. Morgan	5/12/2015	15,300,000	1,673,503	1,691,984	18,481
Argentine peso	Buy	J.P. Morgan	5/12/2015	73,900,000	7,979,614	8,172,395	192,781
Argentine peso	Buy	J.P. Morgan	6/10/2015	6,700,000	722,762	727,436	4,674
Brazilian real	Buy	Morgan Stanley	6/10/2015	2,730,000	810,739	838,376	27,637
Brazilian real	Buy	Morgan Stanley	6/10/2015	1,500,000	453,899	460,646	6,747
Chilean peso	Buy	Bank of America	4/13/2015	290,000,000	459,661	463,963	4,302
Chilean peso	Buy	Bank of America	5/12/2015	2,033,000,000	3,216,212	3,244,398	28,186
Chilean peso	Buy	Bank of America	6/10/2015	310,000,000	479,335	493,322	13,987
Chilean peso	Buy	Goldman Sachs	5/12/2015	144,140,000	227,794	230,028	2,234
Chilean peso	Buy	Morgan Stanley	6/10/2015	424,000,000	657,619	674,737	17,118
Colombian peso	Buy	Bank of America	6/10/2015	2,000,000,000	755,144	763,410	8,266
Colombian peso	Buy	J.P. Morgan	6/10/2015	1,700,000,000	630,295	648,899	18,604
euro	Buy	J.P. Morgan	5/13/2015	285,000	303,181	306,612	3,431
Hungarian forint	Buy	Bank of America	6/10/2015	217,000,000	758,183	775,431	17,248
Hungarian forint	Buy	Morgan Stanley	6/10/2015	137,000,000	486,453	489,558	3,105
Indian rupee	Buy	Barclays Bank plc	5/12/2015	135,000,000	2,146,093	2,154,766	8,673
Indian rupee	Buy	Barclays Bank plc	6/10/2015	177,300,000	2,799,621	2,816,425	16,804
Indian rupee	Buy	Barclays Bank plc	6/10/2015	37,000,000	580,711	587,748	7,037
Indian rupee	Buy	Barclays Bank plc	6/10/2015	169,450,000	2,658,039	2,691,727	33,688
Indian rupee	Buy	J.P. Morgan	5/12/2015	1,171,000,000	18,676,236	18,690,599	14,363
Indian rupee	Buy	Morgan Stanley	4/13/2015	36,000,000	573,797	577,710	3,913
Indian rupee	Buy	Morgan Stanley	5/12/2015	269,700,000	4,277,218	4,304,743	27,525
Indian rupee	Buy	Morgan Stanley	6/10/2015	86,500,000	1,363,730	1,374,060	10,330
Indonesian rupiah	Buy	Barclays Bank plc	6/10/2015	3,900,000,000	286,809	292,208	5,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indonesian rupiah	Buy	Barclays Bank plc	6/10/2015	279,600,000,000	$20,873,460	$20,949,051	$75,591
Indonesian rupiah	Buy	Goldman Sachs	5/12/2015	20,200,000,000	1,523,562	1,526,057	2,495
Indonesian rupiah	Buy	J.P. Morgan	6/10/2015	3,900,000,000	289,318	292,208	2,890
Mexican peso	Buy	Bank of America	6/10/2015	16,300,000	1,057,851	1,063,973	6,122
Mexican peso	Buy	Deutsche Bank AG	6/10/2015	10,000,000	644,269	652,744	8,475
Mexican peso	Buy	J.P. Morgan	6/10/2015	32,200,000	2,071,708	2,101,837	30,129
Peruvian Nuevo sol	Buy	Goldman Sachs	5/12/2015	15,005,000	4,759,715	4,812,969	53,254
Philippine peso	Buy	Barclays Bank plc	4/13/2015	13,700,000	306,125	306,559	434
Philippine peso	Buy	Barclays Bank plc	6/10/2015	33,900,000	753,585	756,426	2,841
Philippine peso	Buy	Barclays Bank plc	6/10/2015	31,900,000	706,941	711,799	4,858
Philippine peso	Buy	Morgan Stanley	4/13/2015	16,810,000	371,205	376,150	4,945
Polish zloty	Buy	Barclays Bank plc	6/10/2015	1,100,000	280,904	289,610	8,706
Polish zloty	Buy	Morgan Stanley	6/10/2015	3,150,000	808,008	829,337	21,329
Russian ruble	Buy	Bank of America	4/13/2015	26,500,000	382,837	453,052	70,215
Russian ruble	Buy	Barclays Bank plc	5/12/2015	24,500,000	382,132	413,608	31,476
Russian ruble	Buy	Barclays Bank plc	6/10/2015	40,000,000	622,065	668,221	46,156
Russian ruble	Buy	J.P. Morgan	4/13/2015	192,000,000	3,026,959	3,282,491	255,532
Russian ruble	Buy	J.P. Morgan	5/12/2015	63,700,000	1,006,160	1,075,380	69,220
Russian ruble	Buy	J.P. Morgan	5/12/2015	98,050,000	1,393,746	1,655,275	261,529
Russian ruble	Buy	J.P. Morgan	6/10/2015	754,000,000	11,573,292	12,595,973	1,022,681
Russian ruble	Buy	Morgan Stanley	5/12/2015	44,400,000	688,921	749,558	60,637
Russian ruble	Buy	Morgan Stanley	5/12/2015	55,800,000	871,194	942,013	70,819
Russian ruble	Buy	Morgan Stanley	5/12/2015	118,000,000	1,858,268	1,992,070	133,802
South African rand	Buy	Deutsche Bank AG	6/10/2015	2,400,000	192,652	195,642	2,990
South African rand	Buy	Morgan Stanley	6/10/2015	12,000,000	960,632	978,210	17,578
South African rand	Buy	Morgan Stanley	6/10/2015	4,900,000	390,856	399,436	8,580
South Korean won	Buy	Bank of America	5/12/2015	1,425,000,000	1,278,486	1,282,887	4,401
South Korean won	Buy	Bank of America	6/10/2015	740,000,000	657,626	665,607	7,981
South Korean won	Buy	J.P. Morgan	5/12/2015	2,655,000,000	2,377,115	2,390,221	13,106
South Korean won	Buy	J.P. Morgan	5/12/2015	382,000,000	343,763	343,904	141
South Korean won	Buy	J.P. Morgan	6/10/2015	600,000,000	528,723	539,682	10,959
Thai baht	Buy	Bank of America	4/10/2015	15,100,000	459,945	463,882	3,937
Thai baht	Buy	Bank of America	4/10/2015	249,700,000	7,625,592	7,670,948	45,356
Thai baht	Buy	Bank of America	4/10/2015	10,100,000	305,875	310,279	4,404
Thai baht	Buy	Bank of America	4/10/2015	12,300,000	371,433	377,864	6,431
Thai baht	Buy	Bank of America	6/10/2015	40,100,000	1,213,497	1,228,794	15,297
Thai baht	Buy	Bank of America	6/10/2015	601,000,000	18,362,359	18,416,582	54,223
Thai baht	Buy	J.P. Morgan	6/10/2015	58,100,000	1,777,862	1,780,372	2,510
Thai baht	Buy	Morgan Stanley	5/12/2015	61,400,000	1,870,810	1,883,696	12,886
Thai baht	Buy	Morgan Stanley	5/12/2015	110,800,000	3,371,881	3,399,242	27,361
Thai baht	Buy	Morgan Stanley	5/12/2015	16,400,000	499,239	503,137	3,898
Thai baht	Buy	Morgan Stanley	5/12/2015	43,100,000	1,314,024	1,322,268	8,244
Thai baht	Buy	Morgan Stanley	6/10/2015	22,500,000	676,692	689,473	12,781
Turkish lira	Buy	Deutsche Bank AG	6/10/2015	2,290,000	859,712	865,357	5,645
Turkish lira	Buy	Goldman Sachs	5/12/2015	1,300,000	487,830	494,826	6,996
Turkish lira	Buy	Morgan Stanley	5/12/2015	640,000	241,402	243,607	2,205
Australian dollar	Sell	Barclays Bank plc	6/10/2015	480,000	374,674	364,175	10,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	Goldman Sachs	6/10/2015	510,000	$393,974	$386,935	$7,039
Australian dollar	Sell	J.P. Morgan	6/10/2015	5,860,000	4,544,078	4,445,964	98,114
Brazilian real	Sell	Goldman Sachs	4/13/2015	10,510,000	3,718,023	3,284,135	433,888
Brazilian real	Sell	J.P. Morgan	5/12/2015	14,815,000	4,764,738	4,593,162	171,576
Brazilian real	Sell	Morgan Stanley	4/13/2015	560,000	181,524	174,987	6,537
euro	Sell	J.P. Morgan	4/13/2015	3,505,000	4,136,666	3,769,299	367,367
euro	Sell	Morgan Stanley	4/13/2015	405,000	456,944	435,540	21,404
Hungarian forint	Sell	Deutsche Bank AG	4/13/2015	600,000,000	2,222,883	2,146,577	76,306
Israeli new shekel	Sell	Bank of America	4/27/2015	1,325,000	335,018	332,967	2,051
Israeli new shekel	Sell	Barclays Bank plc	4/27/2015	2,100,000	532,434	527,721	4,713
Israeli new shekel	Sell	Citibank	4/27/2015	880,000	228,884	221,140	7,744
Israeli new shekel	Sell	Citibank	4/27/2015	1,335,000	345,404	335,480	9,924
Malaysian ringgit	Sell	Barclays Bank plc	5/12/2015	13,900,000	3,850,629	3,733,790	116,839
Peruvian Nuevo sol	Sell	J.P. Morgan	5/12/2015	11,920,000	3,834,030	3,823,432	10,598
Singapore dollar	Sell	J.P. Morgan	6/10/2015	1,415,000	1,037,863	1,029,296	8,567
Singapore dollar	Sell	Morgan Stanley	6/10/2015	740,000	538,609	538,289	320
Singapore dollar	Sell	Morgan Stanley	6/10/2015	470,000	343,449	341,886	1,563
Singapore dollar	Sell	Morgan Stanley	6/10/2015	585,000	430,147	425,539	4,608
Singapore dollar	Sell	Morgan Stanley	6/10/2015	685,000	503,436	498,281	5,155
Turkish lira	Sell	J.P. Morgan	4/13/2015	3,630,000	1,438,432	1,392,213	46,219
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,743,375

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	Citibank	6/10/2015	17,400,000	$1,890,277	$1,889,163	$(1,114)
Brazilian real	Buy	Barclays Bank plc	5/12/2015	2,165,000	734,072	671,225	(62,847)
Brazilian real	Buy	Goldman Sachs	5/12/2015	5,345,000	1,822,283	1,657,135	(165,148)
Brazilian real	Buy	Goldman Sachs	5/12/2015	4,795,000	1,630,385	1,486,616	(143,769)
Brazilian real	Buy	Goldman Sachs	6/10/2015	4,625,000	1,508,788	1,420,325	(88,463)
Brazilian real	Buy	J.P. Morgan	4/13/2015	1,050,000	383,254	328,101	(55,153)
Brazilian real	Buy	J.P. Morgan	4/13/2015	10,020,000	3,617,720	3,131,021	(486,699)
Brazilian real	Buy	Morgan Stanley	5/12/2015	1,230,000	419,251	381,343	(37,908)
Brazilian real	Buy	Morgan Stanley	5/12/2015	9,200,000	3,171,539	2,852,318	(319,221)
Brazilian real	Buy	Morgan Stanley	5/12/2015	74,880,000	26,549,426	23,215,390	(3,334,036)
Brazilian real	Buy	Morgan Stanley	6/10/2015	4,300,000	1,320,639	1,320,519	(120)
Chilean peso	Buy	Bank of America	6/10/2015	705,000,000	1,130,351	1,121,909	(8,442)
Chilean peso	Buy	Bank of America	6/10/2015	9,085,000,000	14,547,638	14,457,505	(90,133)
Chilean peso	Buy	J.P. Morgan	5/12/2015	1,435,000,000	2,292,186	2,290,069	(2,117)
Chilean peso	Buy	J.P. Morgan	5/12/2015	710,000,000	1,140,434	1,133,066	(7,368)
Chilean peso	Buy	J.P. Morgan	5/12/2015	397,000,000	640,209	633,559	(6,650)
Chilean peso	Buy	J.P. Morgan	5/12/2015	685,000,000	1,102,066	1,093,169	(8,897)
Chilean peso	Buy	Morgan Stanley	4/13/2015	111,700,000	180,225	178,706	(1,519)
Colombian peso	Buy	Bank of America	5/12/2015	645,000,000	266,392	246,974	(19,418)
Colombian peso	Buy	Bank of America	5/12/2015	2,000,000,000	784,046	765,810	(18,236)
Colombian peso	Buy	Bank of America	6/10/2015	14,250,000,000	5,522,442	5,439,297	(83,145)
Colombian peso	Buy	Morgan Stanley	5/12/2015	28,735,000,000	11,923,237	11,002,772	(920,465)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Colombian peso	Buy	Morgan Stanley	5/12/2015	3,580,000,000	$1,456,504	$1,370,799	$(85,705)
Colombian peso	Buy	Morgan Stanley	5/12/2015	11,500,000,000	4,771,982	4,403,406	(368,576)
Colombian peso	Buy	Morgan Stanley	5/12/2015	6,575,000,000	2,680,829	2,517,600	(163,229)
Colombian peso	Buy	Morgan Stanley	5/12/2015	3,240,000,000	1,294,431	1,240,612	(53,819)
Colombian peso	Buy	Morgan Stanley	6/10/2015	2,900,000,000	1,127,611	1,106,945	(20,666)
euro	Buy	J.P. Morgan	4/13/2015	570,000	644,419	612,982	(31,437)
euro	Buy	J.P. Morgan	4/13/2015	3,340,000	3,815,993	3,591,857	(224,136)
euro	Buy	J.P. Morgan	5/13/2015	3,340,000	3,816,033	3,593,274	(222,759)
euro	Buy	Morgan Stanley	5/13/2015	215,000	240,956	231,304	(9,652)
euro	Buy	Morgan Stanley	5/13/2015	455,000	518,569	489,503	(29,066)
euro	Buy	Morgan Stanley	5/13/2015	245,000	268,821	263,579	(5,242)
euro	Buy	Morgan Stanley	5/13/2015	175,000	195,874	188,270	(7,604)
euro	Buy	UBS AG	5/13/2015	200,000	227,472	215,166	(12,306)
Hungarian forint	Buy	Barclays Bank plc	5/12/2015	91,000,000	335,653	325,375	(10,278)
Hungarian forint	Buy	Barclays Bank plc	6/10/2015	367,800,000	1,346,802	1,314,302	(32,500)
Hungarian forint	Buy	Deutsche Bank AG	5/12/2015	363,700,000	1,341,324	1,300,428	(40,896)
Hungarian forint	Buy	Deutsche Bank AG	5/12/2015	174,600,000	639,676	624,291	(15,385)
Hungarian forint	Buy	Deutsche Bank AG	5/12/2015	368,000,000	1,365,920	1,315,803	(50,117)
Hungarian forint	Buy	Goldman Sachs	4/13/2015	1,043,000,000	3,782,240	3,731,466	(50,774)
Hungarian forint	Buy	Goldman Sachs	5/12/2015	83,380,000	306,308	298,129	(8,179)
Hungarian forint	Buy	J.P. Morgan	4/13/2015	2,115,000,000	7,868,871	7,566,683	(302,188)
Hungarian forint	Buy	J.P. Morgan	5/12/2015	3,338,000,000	12,407,455	11,935,188	(472,267)
Hungarian forint	Buy	Morgan Stanley	5/12/2015	818,500,000	3,041,975	2,926,588	(115,387)
Indian rupee	Buy	Barclays Bank plc	5/12/2015	67,800,000	1,083,309	1,082,171	(1,138)
Indian rupee	Buy	J.P. Morgan	6/10/2015	950,300,000	15,127,348	15,095,594	(31,754)
Indian rupee	Buy	Morgan Stanley	5/12/2015	128,700,000	2,060,881	2,054,210	(6,671)
Indonesian rupiah	Buy	Barclays Bank plc	5/12/2015	31,700,000,000	2,418,537	2,394,852	(23,685)
Indonesian rupiah	Buy	Goldman Sachs	5/12/2015	186,950,000,000	14,542,979	14,123,585	(419,394)
Indonesian rupiah	Buy	Goldman Sachs	6/10/2015	16,850,000,000	1,265,452	1,262,488	(2,964)
Indonesian rupiah	Buy	J.P. Morgan	4/13/2015	4,950,000,000	382,979	377,210	(5,769)
Indonesian rupiah	Buy	J.P. Morgan	5/12/2015	58,400,000,000	4,447,491	4,411,968	(35,523)
Indonesian rupiah	Buy	J.P. Morgan	6/10/2015	32,700,000,000	2,476,522	2,450,050	(26,472)
Indonesian rupiah	Buy	Morgan Stanley	4/13/2015	5,400,000,000	417,989	411,501	(6,488)
Indonesian rupiah	Buy	Morgan Stanley	5/12/2015	26,900,000,000	2,061,461	2,032,225	(29,236)
Indonesian rupiah	Buy	UBS AG	5/12/2015	5,045,000,000	384,522	381,137	(3,385)
Malaysian ringgit	Buy	Goldman Sachs	5/12/2015	13,900,000	3,890,140	3,733,790	(156,350)
Mexican peso	Buy	Bank of America	4/13/2015	3,455,000	229,202	226,399	(2,803)
Mexican peso	Buy	Deutsche Bank AG	4/13/2015	5,600,000	383,962	366,956	(17,006)
Mexican peso	Buy	Deutsche Bank AG	5/12/2015	8,675,000	576,634	567,337	(9,297)
Mexican peso	Buy	Deutsche Bank AG	5/12/2015	59,100,000	3,943,431	3,865,085	(78,346)
Mexican peso	Buy	Deutsche Bank AG	5/12/2015	29,500,000	1,953,512	1,929,273	(24,239)
Mexican peso	Buy	Deutsche Bank AG	5/12/2015	58,500,000	3,914,156	3,825,846	(88,310)
Mexican peso	Buy	Goldman Sachs	5/12/2015	18,550,000	1,230,437	1,213,153	(17,284)
Mexican peso	Buy	J.P. Morgan	4/13/2015	57,650,000	3,913,652	3,777,677	(135,975)
Mexican peso	Buy	J.P. Morgan	5/12/2015	166,325,000	11,219,235	10,877,501	(341,734)
Mexican peso	Buy	J.P. Morgan	5/12/2015	166,325,000	11,220,128	10,877,501	(342,627)
Mexican peso	Buy	J.P. Morgan	5/12/2015	66,970,000	4,457,259	4,379,776	(77,483)
Mexican peso	Buy	J.P. Morgan	6/10/2015	37,250,000	2,474,563	2,431,473	(43,090)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Philippine peso	Buy	Bank of America	5/12/2015	509,700,000	$11,533,501	$11,390,308	$(143,193)
Philippine peso	Buy	Bank of America	5/12/2015	56,700,000	1,279,505	1,267,080	(12,425)
Philippine peso	Buy	Bank of America	6/10/2015	326,800,000	7,391,993	7,292,039	(99,954)
Philippine peso	Buy	Barclays Bank plc	5/12/2015	52,700,000	1,198,000	1,177,691	(20,309)
Philippine peso	Buy	Barclays Bank plc	5/12/2015	103,500,000	2,334,078	2,312,923	(21,155)
Philippine peso	Buy	Barclays Bank plc	6/10/2015	17,400,000	388,540	388,254	(286)
Philippine peso	Buy	Goldman Sachs	5/12/2015	34,800,000	787,693	777,678	(10,015)
Philippine peso	Buy	J.P. Morgan	5/12/2015	17,100,000	383,795	382,135	(1,660)
Philippine peso	Buy	J.P. Morgan	6/10/2015	22,000,000	494,482	490,896	(3,586)
Polish zloty	Buy	Barclays Bank plc	4/13/2015	14,345,000	3,930,005	3,784,043	(145,962)
Polish zloty	Buy	Deutsche Bank AG	5/12/2015	11,675,000	3,168,413	3,076,743	(91,670)
Polish zloty	Buy	Deutsche Bank AG	5/12/2015	860,000	230,811	226,638	(4,173)
Polish zloty	Buy	Deutsche Bank AG	5/12/2015	5,360,000	1,456,204	1,412,535	(43,669)
Polish zloty	Buy	Deutsche Bank AG	5/12/2015	2,565,000	688,207	675,961	(12,246)
Polish zloty	Buy	Deutsche Bank AG	6/10/2015	7,245,000	1,938,012	1,907,474	(30,538)
Polish zloty	Buy	Goldman Sachs	4/13/2015	16,265,000	4,332,443	4,290,517	(41,926)
Polish zloty	Buy	Goldman Sachs	5/12/2015	1,135,000	306,397	299,110	(7,287)
Polish zloty	Buy	Goldman Sachs	5/12/2015	1,250,000	336,400	329,416	(6,984)
Polish zloty	Buy	J.P. Morgan	5/12/2015	55,575,000	15,209,060	14,645,824	(563,236)
Polish zloty	Buy	Morgan Stanley	5/12/2015	4,985,000	1,341,525	1,313,710	(27,815)
Russian ruble	Buy	Morgan Stanley	6/10/2015	86,000,000	1,452,703	1,436,676	(16,027)
South African rand	Buy	Deutsche Bank AG	4/13/2015	132,100,000	11,234,213	10,871,590	(362,623)
South African rand	Buy	Deutsche Bank AG	4/13/2015	4,055,000	344,020	333,719	(10,301)
South African rand	Buy	Deutsche Bank AG	5/12/2015	14,625,000	1,228,570	1,197,931	(30,639)
South African rand	Buy	Goldman Sachs	4/13/2015	4,000,000	345,128	329,193	(15,935)
South African rand	Buy	Goldman Sachs	5/12/2015	51,290,000	4,411,984	4,201,156	(210,828)
South African rand	Buy	Goldman Sachs	5/12/2015	4,500,000	381,160	368,594	(12,566)
South African rand	Buy	J.P. Morgan	5/12/2015	5,400,000	459,266	442,313	(16,953)
South African rand	Buy	Morgan Stanley	5/12/2015	60,700,000	5,288,640	4,971,928	(316,712)
South African rand	Buy	Morgan Stanley	5/12/2015	17,200,000	1,454,534	1,408,849	(45,685)
South African rand	Buy	Morgan Stanley	5/12/2015	45,475,000	3,863,234	3,724,850	(138,384)
South African rand	Buy	Morgan Stanley	6/10/2015	26,485,000	2,208,646	2,158,991	(49,655)
South African rand	Buy	UBS AG	6/10/2015	161,500,000	13,187,158	13,165,074	(22,084)
South Korean won	Buy	Bank of America	5/12/2015	1,220,000,000	1,103,813	1,098,331	(5,482)
South Korean won	Buy	Goldman Sachs	6/10/2015	10,500,000,000	9,485,894	9,444,428	(41,466)
South Korean won	Buy	J.P. Morgan	4/13/2015	2,190,000,000	1,987,639	1,973,727	(13,912)
South Korean won	Buy	J.P. Morgan	5/12/2015	9,135,000,000	8,371,594	8,223,981	(147,613)
South Korean won	Buy	J.P. Morgan	5/12/2015	762,000,000	688,951	686,007	(2,944)
South Korean won	Buy	J.P. Morgan	6/10/2015	1,485,000,000	1,344,963	1,335,712	(9,251)
South Korean won	Buy	Morgan Stanley	4/13/2015	290,000,000	267,112	261,361	(5,751)
Thai baht	Buy	Morgan Stanley	5/12/2015	32,000,000	985,070	981,731	(3,339)
Thai baht	Buy	Morgan Stanley	5/12/2015	56,000,000	1,722,017	1,718,029	(3,988)
Turkish lira	Buy	Bank of America	4/13/2015	950,000	383,102	364,353	(18,749)
Turkish lira	Buy	Barclays Bank plc	5/12/2015	10,525,000	4,225,754	4,006,186	(219,568)
Turkish lira	Buy	Citibank	5/12/2015	3,870,000	1,544,941	1,473,058	(71,883)
Turkish lira	Buy	Citibank	5/12/2015	8,660,000	3,477,448	3,296,301	(181,147)
Turkish lira	Buy	Deutsche Bank AG	4/13/2015	23,566,000	10,104,583	9,038,260	(1,066,323)
Turkish lira	Buy	Deutsche Bank AG	4/13/2015	11,783,000	5,047,509	4,519,130	(528,379)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Turkish lira	Buy	Deutsche Bank AG	4/13/2015	23,566,000	$10,106,741	$9,038,260	$(1,068,481)
Turkish lira	Buy	Goldman Sachs	5/12/2015	1,770,000	690,449	673,724	(16,725)
Turkish lira	Buy	J.P. Morgan	5/12/2015	870,000	344,030	331,153	(12,877)
Turkish lira	Buy	Morgan Stanley	6/10/2015	4,680,000	1,776,543	1,768,503	(8,040)
Israeli new shekel	Sell	Citibank	4/27/2015	15,385,000	3,834,985	3,866,183	(31,198)
Peruvian Nuevo sol	Sell	Bank of America	5/12/2015	750,000	239,647	240,568	(921)
Peruvian Nuevo sol	Sell	Goldman Sachs	5/12/2015	1,620,000	518,171	519,627	(1,456)
Peruvian Nuevo sol	Sell	Goldman Sachs	5/12/2015	715,000	228,729	229,342	(613)
Singapore dollar	Sell	Bank of America	6/10/2015	10,200,000	7,374,311	7,419,657	(45,346)
Singapore dollar	Sell	Barclays Bank plc	6/10/2015	635,000	455,964	461,910	(5,946)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(16,167,938)

Open Futures Contracts at March 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2015	214	Short	$(46,899,438)	$(182,705)
U.S. 5-Year Treasury Note	June 2015	578	Short	(69,481,922)	(595,056)
U.S. 10-Year Treasury Note	June 2015	80	Short	(10,312,500)	(70,203)
Totals				$(126,693,860)	$(847,964)

Credit Default Swaps on Indexes - Sell Protection at  March 31, 2015(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$500,000	$457,159	$498,750	$11,731	$10,481	$1,250
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	954,154	995,625	34,065	29,690	4,375
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	457,159	498,750	13,485	12,235	1,250
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,300,000	1,188,613	1,296,750	67,379	64,129	3,250
						$126,660	$116,535	$10,125

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(k)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $116,535. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Morgan Stanley.
(8)	Swap Counterparty: UBS AG.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

Open Interest Rate Swap Contracts at March 31, 2015:

Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
0.535%	3-Month LIBOR Index	8/23/2015	$23,000,000	$22,977,996	$(22,004)
0.539%	3-Month LIBOR Index	1/10/2016	13,000,000	12,985,054	(14,946)
0.7825%	3-Month LIBOR Index	10/6/2016	23,000,000	22,948,806	(51,194)
Total					(88,144)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$103,289,798	$—	$103,289,798
Corporate Bonds	—	195,806,442	—	195,806,442
Floating Rate Loans(4)
Pharmaceuticals	—	4,588,851	165,568	4,754,419
Remaining Industries	—	32,849,274	—	32,849,274
Foreign Government Obligation	—	180,417	—	180,417
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	10,342,529	—	10,342,529
Government Sponsored Enterprises Pass-Throughs	—	23,637,681	—	23,637,681
Municipal Bonds	—	1,959,799	—	1,959,799
Non-Agency Commercial Mortgage-Backed Securities	—	126,817,663	—	126,817,663
Commercial Paper	—	10,963,222	—	10,963,222
U.S. Treasury Obligation	—	14,927,141	—	14,927,141
Total	$—	$525,362,817	$—	$525,528,385
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(10,125)	—	(10,125)
Forward Foreign Currency Exchange Contracts
Assets	—	4,743,375	—	4,743,375
Liabilities	—	(16,167,938)	—	(16,167,938)
Futures Contracts
Assets	—	—	—	—
Liabilities	(847,964)	—	—	(847,964)
Interest Rate Swaps
Assets	—	—	—	—
Liabilities	—	(88,144)	—	(88,144)
Total	$(847,964)	$(11,522,832)	$—	$(12,370,796)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2015

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of January 1, 2015	$273,987
Accrued discounts/premiums	(89)
Realized gain (loss)	(202)
Change in unrealized appreciation/depreciation	(20)
Purchases	—
Sales	(108,108)
Net transfers in or out of Level 3	—
Balance as of March 31, 2015	$165,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 91.00%

FOREIGN CORPORATE BONDS(a) 11.30%

Brazil 1.04%

Banks: Regional

Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$45,652
Itau Unibanco Holding SA†	10.50%	11/23/2015	BRL	160	49,205
Total					94,857

Colombia 1.22%

Electric: Power

Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	111,193

Luxembourg 1.46%

Banks: Regional

Russian Agricultural Bank OJSC Via RSHB Capital SA†	8.625%	2/17/2017	RUB	3,300	50,698
Sberbank of Russia Via SB Capital SA	7.00%	1/31/2016	RUB	5,000	81,917
Total					132,615

Mexico 4.06%

Media 1.03%

Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	93,522

Oil: Integrated International 2.05%

Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	186,601

Telecommunications 0.98%

America Movil SAB de CV	9.00%	1/15/2016	MXN	1,300	88,529
Total					368,652

South Africa 2.33%

Electric: Power 1.46%

Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	44,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Power (continued)

Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	$87,796
Total					132,768

Transportation: Miscellaneous 0.87%

Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	79,280
Total					212,048

Turkey 1.19%

Banks: Regional

Akbank TAS†	7.50%	2/5/2018	TRY	305	108,294
Total Foreign Corporate Bonds (cost $1,381,732)					1,027,659

FOREIGN GOVERNMENT OBLIGATIONS(a) 79.70%

Brazil 8.66%

Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2016	BRL	905	257,791
Brazil Letras do Tesouro Nacional	Zero Coupon	7/1/2016	BRL	930	248,739
Brazil Letras do Tesouro Nacional	Zero Coupon	7/1/2018	BRL	275	57,620
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2017	BRL	215	64,182
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2021	BRL	440	122,295
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2023	BRL	137	37,112
Total					787,739

Colombia 8.44%

Colombian TES Series B	5.00%	11/21/2018	COP	430,000	163,392
Colombian TES Series B	6.00%	4/28/2028	COP	528,000	177,716
Colombian TES Series B	7.00%	5/4/2022	COP	405,000	159,872
Colombian TES Series B	11.00%	7/24/2020	COP	295,000	138,949
Republic of Colombia	12.00%	10/22/2015	COP	316,000	127,208
Total					767,137

Hungary 4.73%

Hungary Government Bond	5.50%	12/22/2016	HUF	42,500	161,859
Hungary Government Bond	6.00%	11/24/2023	HUF	41,200	178,368
Hungary Government Bond	7.50%	11/12/2020	HUF	20,100	89,660
Total					429,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Indonesia 10.70%

Indonesia Treasury Bond	7.00%	5/15/2022	IDR	2,260,000	$170,006
Indonesia Treasury Bond	7.375%	9/15/2016	IDR	2,850,000	220,009
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	4,589,000	409,065
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,900,000	173,719
Total					972,799

Malaysia 4.56%

Malaysia Government Bond	3.48%	3/15/2023	MYR	370	97,334
Malaysia Government Bond	3.844%	4/15/2033	MYR	225	57,562
Malaysia Government Bond	4.012%	9/15/2017	MYR	312	85,583
Malaysia Government Bond	4.16%	7/15/2021	MYR	365	100,769
Malaysia Government Bond	4.378%	11/29/2019	MYR	265	73,791
Total					415,039

Mexico 4.53%

Mexican Bonos	7.75%	5/29/2031	MXN	1,200	89,599
Mexican Bonos	7.75%	11/13/2042	MXN	1,500	114,286
Mexican Bonos	8.00%	12/7/2023	MXN	1,700	127,372
Mexican Bonos	8.50%	5/31/2029	MXN	1,020	80,957
Total					412,214

Nigeria 1.19%

Nigeria Government Bond	13.05%	8/16/2016	NGN	21,900	108,108

Peru 1.58%

Peru Government Bond	5.70%	8/12/2024	PEN	315	100,236
Peru Government Bond	6.85%	2/12/2042	PEN	132	43,230
Total					143,466

Philippines 3.14%

Republic of Philippines	4.95%	1/15/2021	PHP	12,000	285,281

Poland 3.54%

Poland Government Bond	5.25%	10/25/2020	PLN	595	184,026
Poland Government Bond	5.75%	9/23/2022	PLN	418	137,768
Total					321,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Romania 3.68%

Romania Government Bond	5.60%	11/28/2018	RON	360	$98,455
Romania Government Bond	5.85%	4/26/2023	RON	810	236,096
Total					334,551

Russia 3.42%

Russian Federal Bond - OFZ	7.50%	3/15/2018	RUB	7,700	118,411
Russian Federal Bond - OFZ	7.60%	4/14/2021	RUB	6,785	95,421
Russian Federal Bond - OFZ	8.15%	2/3/2027	RUB	7,235	97,212
Total					311,044

South Africa 7.26%

Republic of South Africa	6.25%	3/31/2036	ZAR	4,730	310,731
Republic of South Africa	7.00%	2/28/2031	ZAR	1,270	93,643
Republic of South Africa	7.25%	1/15/2020	ZAR	930	76,645
Republic of South Africa	10.50%	12/21/2026	ZAR	1,800	179,659
Total					660,678

Thailand 7.01%

Thailand Government Bond	3.58%	12/17/2027	THB	4,820	158,563
Thailand Government Bond	3.625%	6/16/2023	THB	9,325	308,626
Thailand Government Bond	3.65%	12/17/2021	THB	3,260	107,633
Thailand Government Bond	3.875%	6/13/2019	THB	1,910	62,718
Total					637,540

Turkey 7.26%

Turkey Government Bond	7.10%	3/8/2023	TRY	838	300,685
Turkey Government Bond	9.00%	1/27/2016	TRY	797	307,287
Turkey Government Bond	10.50%	1/15/2020	TRY	124	52,151
Total					660,123
Total Foreign Government Obligations (cost $8,521,317)					7,247,400
Total Long-Term Investments (cost $9,903,049)					8,275,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
SHORT-TERM INVESTMENT 0.22%

FOREIGN CORPORATE BOND(a)

Malaysia

Banks: Regional

Bank Negara Malaysia Monetary Notes (cost $22,191)	Zero Coupon	4/23/2015	MYR	73	$19,674
Total Investments in Securities 91.22% (cost $9,925,240)					8,294,733
Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 8.78%					798,137
Net Assets 100.00%					$9,092,870

BRL	Brazilian real.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
MXN	Mexican peso.
MYR	Malaysian ringgit.
NGN	Nigerian naira.
PEN	Peruvian nuevo sol.
PHP	Philippine peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African rand.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Morgan Stanley	4/7/2015	213,000	$66,207	$66,657	$450
Brazilian real	Buy	Morgan Stanley	7/2/2015	104,000	31,483	31,709	226
Indian rupee	Buy	Bank of America	4/9/2015	8,800,000	139,929	140,874	945
Indian rupee	Buy	Bank of America	4/9/2015	2,545,000	40,314	40,741	427
Indonesian rupiah	Buy	Bank of America	6/19/2015	525,000,000	38,929	39,247	318
Malaysian ringgit	Buy	Goldman Sachs	7/6/2015	262,000	69,954	70,011	57
Mexican peso	Buy	Morgan Stanley	6/23/2015	5,150,000	334,176	335,874	1,698
Romanian new leu	Buy	Bank of America	4/7/2015	573,000	136,607	139,573	2,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
South African rand	Buy	Morgan Stanley	7/7/2015	156,000	$12,651	$12,658	$7
Thai baht	Buy	Citibank	5/26/2015	505,000	15,468	15,484	16
Australian dollar	Sell	Bank of America	5/26/2015	118,000	91,572	89,599	1,973
Brazilian real	Sell	Goldman Sachs	4/7/2015	204,000	72,269	63,840	8,429
Brazilian real	Sell	Morgan Stanley	4/7/2015	49,000	17,964	15,334	2,630
Brazilian real	Sell	Morgan Stanley	4/7/2015	442,000	159,193	138,320	20,873
Brazilian real	Sell	Morgan Stanley	4/7/2015	336,000	109,066	105,148	3,918
Colombian peso	Sell	Bank of America	5/26/2015	236,750,000	94,081	90,516	3,565
Colombian peso	Sell	Goldman Sachs	5/26/2015	59,200,000	22,655	22,634	21
Colombian peso	Sell	Morgan Stanley	5/26/2015	32,500,000	12,918	12,426	492
Hungarian forint	Sell	Citibank	4/22/2015	2,000,000	7,389	7,154	235
Hungarian forint	Sell	Deutsche Bank AG	4/22/2015	16,620,000	62,220	59,449	2,771
Hungarian forint	Sell	Goldman Sachs	4/22/2015	13,840,000	51,241	49,506	1,735
Hungarian forint	Sell	Morgan Stanley	4/22/2015	14,250,000	55,635	50,972	4,663
Hungarian forint	Sell	Morgan Stanley	4/22/2015	5,890,000	21,395	21,069	326
Malaysian ringgit	Sell	Goldman Sachs	4/9/2015	316,000	87,858	85,166	2,692
Malaysian ringgit	Sell	Morgan Stanley	4/7/2015	335,000	93,120	90,335	2,785
Malaysian ringgit	Sell	Morgan Stanley	4/9/2015	47,000	12,960	12,667	293
Malaysian ringgit	Sell	Morgan Stanley	4/9/2015	80,000	22,288	21,561	727
Philippine peso	Sell	Morgan Stanley	6/10/2015	19,925,000	449,916	444,596	5,320
Romanian new leu	Sell	Bank of America	4/7/2015	187,000	49,426	45,550	3,876
Romanian new leu	Sell	Bank of America	4/7/2015	170,000	46,393	41,409	4,984
Romanian new leu	Sell	Citibank	4/7/2015	752,000	198,868	183,174	15,694
Singapore dollar	Sell	Morgan Stanley	6/5/2015	250,000	182,996	181,876	1,120
South Korean won	Sell	Bank of America	4/9/2015	183,200,000	165,361	165,134	227
Thai baht	Sell	Bank of America	5/26/2015	720,000	22,130	22,076	54
Turkish lira	Sell	Goldman Sachs	5/12/2015	242,000	95,250	92,114	3,136
Turkish lira	Sell	Goldman Sachs	5/12/2015	226,000	89,558	86,024	3,534
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$103,183

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Morgan Stanley	4/7/2015	611,000	$221,233	$191,208	$(30,025)
Brazilian real	Buy	Morgan Stanley	4/7/2015	207,000	71,542	64,779	(6,763)
Chilean peso	Buy	Bank of America	4/9/2015	5,150,000	8,318	8,242	(76)
Chilean peso	Buy	Goldman Sachs	4/9/2015	64,900,000	104,804	103,865	(939)
euro	Buy	Morgan Stanley	5/18/2015	80,000	91,262	86,072	(5,190)
Hungarian forint	Buy	Bank of America	4/22/2015	23,485,000	85,179	84,006	(1,173)
Hungarian forint	Buy	Goldman Sachs	4/22/2015	20,700,000	74,888	74,044	(844)
Indonesian rupiah	Buy	UBS AG	6/19/2015	304,000,000	22,753	22,726	(27)
Malaysian ringgit	Buy	Goldman Sachs	4/9/2015	506,000	144,374	136,373	(8,001)
Malaysian ringgit	Buy	Goldman Sachs	4/9/2015	261,000	73,171	70,343	(2,828)
Malaysian ringgit	Buy	Goldman Sachs	4/9/2015	450,000	124,719	121,281	(3,438)
Malaysian ringgit	Buy	Morgan Stanley	4/7/2015	335,000	93,409	90,335	(3,074)
Malaysian ringgit	Buy	Morgan Stanley	4/9/2015	580,000	165,711	156,317	(9,394)
Malaysian ringgit	Buy	Morgan Stanley	4/9/2015	140,000	38,193	37,732	(461)
Polish zloty	Buy	Deutsche Bank AG	5/18/2015	141,000	37,887	37,151	(736)
Polish zloty	Buy	Goldman Sachs	5/18/2015	357,000	94,931	94,062	(869)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Polish zloty	Buy	Morgan Stanley	5/18/2015	2,201,000	$597,272	$579,920	$(17,352)
Romanian new leu	Buy	Bank of America	4/7/2015	44,000	11,135	10,718	(417)
Russian ruble	Buy	Morgan Stanley	4/20/2015	9,815,000	170,399	167,269	(3,130)
South African rand	Buy	Citibank	4/7/2015	642,000	55,502	52,887	(2,615)
South African rand	Buy	Deutsche Bank AG	4/7/2015	620,000	52,710	51,075	(1,635)
South African rand	Buy	Morgan Stanley	7/7/2015	480,000	39,821	38,947	(874)
Thai baht	Buy	Morgan Stanley	5/26/2015	5,125,000	157,281	157,140	(141)
Turkish lira	Buy	Bank of America	5/12/2015	609,000	244,271	231,807	(12,464)
Turkish lira	Buy	Citibank	5/12/2015	76,000	29,022	28,928	(94)
Turkish lira	Buy	Deutsche Bank AG	5/12/2015	120,000	46,972	45,676	(1,296)
Chilean peso	Sell	Bank of America	4/9/2015	114,000,000	178,370	182,444	(4,074)
Chilean peso	Sell	Morgan Stanley	4/9/2015	64,900,000	102,463	103,865	(1,402)
Colombian peso	Sell	Morgan Stanley	5/26/2015	405,000,000	149,944	154,843	(4,899)
Hungarian forint	Sell	Morgan Stanley	7/22/2015	5,080,000	18,108	18,137	(29)
Israeli new shekel	Sell	Morgan Stanley	4/27/2015	381,000	95,052	95,744	(692)
Polish zloty	Sell	Bank of America	5/18/2015	489,000	124,946	128,842	(3,896)
Russian ruble	Sell	Citibank	7/1/2015	3,450,000	57,072	57,256	(184)
Russian ruble	Sell	Goldman Sachs	4/20/2015	7,825,000	113,416	133,355	(19,939)
Russian ruble	Sell	Morgan Stanley	4/20/2015	1,990,000	31,310	33,914	(2,604)
Thai baht	Sell	Bank of America	5/26/2015	2,550,000	77,602	78,187	(585)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(152,160)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$1,047,333	$—	$1,047,333
Foreign Government Obligations	—	7,247,400	—	7,247,400
Total	$—	$8,294,733	$—	$8,294,733
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$103,183	$—	$103,183
Liabilities	—	(152,160)	—	(152,160)
Total	$—	$(48,977)	$—	$(48,977)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND March 31, 2015

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.64%

Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I(b)	1,678,918	$37,171
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I(c)	8,751,132	48,569
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund - Class I*(d)	98,358	2,384
Lord Abbett Investment Trust-High Yield Fund - Class I(e)	6,371,048	48,547
Lord Abbett Investment Trust-Short Duration Income Fund - Class I(f)	479,061	2,137
Lord Abbett Securities Trust-International Dividend Income Fund - Class I(g)	15,207,553	119,988
Lord Abbett Mid Cap Stock Fund, Inc. - Class I(h)	1,155,581	30,750
Total Investments in Underlying Funds (cost $292,124,092)		289,546
Cash and Other Assets in Excess of Liabilities(i) 0.36%		1,054
Net Assets 100.00%		$290,600

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high total return.
(d)	Fund investment objective is capital appreciation.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indian rupee	Buy	Bank of America	5/20/2015	4,542,000	$72,118	$72,401	$283
Indian rupee	Buy	Bank of America	5/20/2015	4,529,000	72,128	72,193	65
Indian rupee	Buy	Morgan Stanley	5/20/2015	9,068,000	143,638	144,546	908
Thai baht	Buy	Morgan Stanley	5/12/2015	7,077,000	216,158	217,116	958
Thai baht	Buy	Morgan Stanley	5/12/2015	7,075,000	215,570	217,055	1,485
Thai baht	Buy	Morgan Stanley	5/12/2015	14,150,000	430,615	434,109	3,494
Australian dollar	Sell	Citibank	5/27/2015	223,000	174,040	169,318	4,722
Australian dollar	Sell	Morgan Stanley	5/27/2015	443,000	339,528	336,358	3,170
Australian dollar	Sell	Morgan Stanley	5/27/2015	223,000	172,776	169,318	3,458
Australian dollar	Sell	Morgan Stanley	5/27/2015	886,000	688,859	672,717	16,142
Australian dollar	Sell	Morgan Stanley	5/27/2015	4,481,000	3,520,387	3,402,308	118,079
British pound	Sell	Bank of America	5/27/2015	84,000	129,365	124,559	4,806
British pound	Sell	Morgan Stanley	5/27/2015	171,000	254,388	253,566	822
British pound	Sell	Morgan Stanley	5/27/2015	1,921,000	2,974,771	2,848,544	126,227
British pound	Sell	Morgan Stanley	5/27/2015	171,000	257,405	253,566	3,839
British pound	Sell	Morgan Stanley	5/27/2015	335,000	516,947	496,753	20,194
Canadian dollar	Sell	Citibank	5/27/2015	209,000	167,302	164,892	2,410
Canadian dollar	Sell	Morgan Stanley	5/27/2015	207,000	165,452	163,314	2,138
Canadian dollar	Sell	Morgan Stanley	5/27/2015	822,000	661,027	648,522	12,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND March 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Morgan Stanley	5/27/2015	186,000	$203,318	$200,142	$3,176
euro	Sell	Morgan Stanley	5/27/2015	202,000	230,424	217,359	13,065
euro	Sell	Morgan Stanley	5/27/2015	3,668,000	4,172,133	3,946,891	225,242
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$567,188

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Credit Suisse	5/20/2015	643,000	$218,025	$198,828	$(19,197)
Brazilian real	Buy	Goldman Sachs	5/20/2015	629,000	216,331	194,499	(21,832)
Brazilian real	Buy	Goldman Sachs	5/20/2015	636,000	216,234	196,664	(19,570)
Brazilian real	Buy	Morgan Stanley	5/20/2015	1,253,000	431,014	387,453	(43,561)
euro	Buy	Bank of America	5/27/2015	76,000	86,427	81,779	(4,648)
euro	Buy	Morgan Stanley	5/27/2015	254,000	288,193	273,312	(14,881)
euro	Buy	Morgan Stanley	5/27/2015	259,000	290,328	278,693	(11,635)
Indian rupee	Buy	Morgan Stanley	5/20/2015	4,545,000	72,689	72,448	(241)
Malaysian ringgit	Buy	Morgan Stanley	5/20/2015	1,052,000	288,391	282,377	(6,014)
Malaysian ringgit	Buy	Morgan Stanley	5/20/2015	1,054,000	290,881	282,914	(7,967)
Malaysian ringgit	Buy	Morgan Stanley	5/20/2015	2,101,000	574,161	563,949	(10,212)
Malaysian ringgit	Buy	Morgan Stanley	5/20/2015	1,056,000	287,746	283,451	(4,295)
South African rand	Buy	Goldman Sachs	5/20/2015	1,679,000	144,056	137,347	(6,709)
South African rand	Buy	Morgan Stanley	5/20/2015	3,375,000	287,188	276,085	(11,103)
South African rand	Buy	Morgan Stanley	5/20/2015	1,705,000	144,006	139,474	(4,532)
South African rand	Buy	Morgan Stanley	5/20/2015	1,698,000	145,332	138,902	(6,430)
Thai baht	Buy	Morgan Stanley	5/12/2015	7,070,000	217,405	216,901	(504)
Turkish lira	Buy	Citibank	5/20/2015	542,000	216,003	205,883	(10,120)
Turkish lira	Buy	Goldman Sachs	5/20/2015	545,000	216,218	207,022	(9,196)
Turkish lira	Buy	Goldman Sachs	5/20/2015	1,074,000	430,804	407,967	(22,837)
Turkish lira	Buy	Morgan Stanley	5/20/2015	557,000	218,065	211,581	(6,484)
Australian dollar	Sell	Morgan Stanley	5/27/2015	454,000	344,036	344,710	(674)
British pound	Sell	Citibank	5/27/2015	88,000	130,422	130,490	(68)
Canadian dollar	Sell	Morgan Stanley	5/27/2015	418,000	329,194	329,784	(590)
Canadian dollar	Sell	Morgan Stanley	5/27/2015	413,000	324,809	325,839	(1,030)
euro	Sell	Bank of America	5/27/2015	375,000	401,563	403,513	(1,950)
euro	Sell	Morgan Stanley	5/27/2015	373,000	396,451	401,360	(4,909)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(251,189)

Open Futures Contracts at March 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2015	46	Short	$(5,929,688)	$(39,253)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$289,546	$—	$—	$289,546
Total	$289,546	$—	$—	$289,546
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$567	$—	$567
Liabilities	—	(251)	—	(251)
Futures Contracts
Assets	—	—	—	—
Liabilities	(39)	—	—	(39)
Total	$(39)	$316	$—	$277

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”) and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”). Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

Notes to Schedule of Investments (unaudited)(continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Interest Rate Swaps-Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

Notes to Schedule of Investments (unaudited)(continued)

(k)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(l)	Floating Rate Loans-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Schedule of Investments (unaudited)(continued)

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2015, each Fund had no unfunded loan commitments.

(m)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of March 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Tax cost	$13,394,450	$529,431,447
Gross unrealized gain	307,693	1,748,908
Gross unrealized loss	(110,719)	(5,651,970)
Net unrealized security gain/(loss)	$196,974	$(3,903,062)

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Tax cost	$9,984,258	$296,356,895
Gross unrealized gain	33,942	12,720,685
Gross unrealized loss	(1,723,467)	(19,531,753)
Net unrealized security loss	$(1,689,525)	$(6,811,068)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, certain distributions received and wash sales.

Notes to Schedule of Investments (unaudited)(continued)

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the period ended March 31, 2015 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the period ended March 31, 2015 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund entered into credit default swaps for the period ended March 31, 2015 (as described in note 2(k)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Emerging Markets Currency Fund entered into interest rate swaps for the period ended March 31, 2015 (as described in note 2(j)) to hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of March 31, 2015, each Fund had the following derivatives, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

Emerging Markets Corporate Debt Fund
Foreign Currency
Asset Derivatives	Contracts
Forward Foreign Currency Exchange Contracts	$11,106
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$4,774

	Emerging Markets Currency Fund
	Interest Rate	Foreign Currency
Asset Derivatives	Contracts	Contracts	Credit Contracts
Credit Default Swaps	—	—	$10,125
Forward Foreign Currency Exchange Contracts	—	$4,743,375	—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$16,167,938	—
Futures Contracts	$847,964	—	—
Interest Rate Swap	$88,144	—	—

Notes to Schedule of Investments (unaudited)(concluded)

Emerging Markets Local Bond Fund
Foreign Currency
Asset Derivatives	Contracts
Forward Foreign Currency Exchange Contracts	$103,183
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$152,160

	Multi-Asset Global Opportunity Fund
	Interest Rate	Foreign Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts	—	$567,188
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$251,189
Futures Contracts	$39,253	—

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the period ended March 31, 2015:

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 12/31/2014	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2015	Fair Value at 3/31/2015	Net Realized Gain 12/31/2014 to 3/31/2015	Dividend Income 12/31/2014 to 3/31/2015
Lord Abbett Affiliated Fund, Inc.-Class I	201,757	13,586	(215,343)	—	$—	$(23,406)	$—
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	101	—	(101)	—	—	(29)	—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	1,641,685	55,557	(18,324)	1,678,918	37,171,240	112,693	—
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I	7,591,673	1,187,283	(27,824)	8,751,132	48,568,781	(11,686)	327,536
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	242,925	5,979	(150,546)	98,358	2,384,189	(133,222)	—
Lord Abbett Investment Trust-High Yield Fund - Class I	7,076,807	203,921	(909,680)	6,371,048	48,547,388	(138,584)	751,952
Lord Abbett Securities Trust-International Dividend Income Fund - Class I	13,131,186	2,076,367	—	15,207,553	119,987,594	—	1,044,708
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	1,367,113	47,588	(259,120)	1,155,581	30,750,024	2,859,305	—
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	—	1,289,556	(810,495)	479,061	2,136,612	(4,534)	10,242
Total					$289,545,828	$2,660,537	$2,134,438

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of March 31, 2015, the Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	12.84%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	16.77%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	0.82%
Lord Abbett Investment Trust - High Yield Fund - Class I	16.77%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	0.74%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	41.44%
Lord Abbett Mid Cap Stock Fund - Class I	10.62%

The Ten Largest Holdings and the Holdings by Sector, as of March 31, 2015, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Whirlpool Corp.	2.54%
Fifth Third Bancorp	2.48%
Invesco Ltd.	2.40%
XL Group plc	2.30%
Kohl’s Corp.	2.23%
Community Health Systems, Inc.	2.15%
Hartford Financial Services Group, Inc. (The)	2.08%
Everest Re Group Ltd.	1.97%
Royal Caribbean Cruises Ltd.	1.97%
SCANA Corp.	1.86%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.05%
Consumer Staples	3.21%
Energy	3.78%
Financials	33.91%
Health Care	9.92%
Industrials	9.51%
Information Technology	10.55%
Materials	6.62%
Utilities	11.20%
Repurchase Agreement	0.25%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.125%, 12/31/2015	2.84%
Marathon Oil Corp., 0.90%, 11/1/2015	1.04%
LB-UBS Commercial Mortgage Trust 2006-C6 AM, 5.413%, 9/15/2039	1.00%
Citigroup Commercial Mortgage Trust 2015-SSHP C, 2.275%, 9/15/2017	0.96%
Amgen, Inc. Term Loan, 1.275%, 9/18/2018	0.87%
Citigroup Commercial Mortgage Trust 2015-SSHP B, 1.825%, 9/15/2017	0.85%
QVC, Inc., 7.375%, 10/15/2020	0.79%
Thermo Fisher Scientific, Inc., Zero Coupon, 6/22/2015	0.76%
Aventura Mall Trust 2013-AVM A, 3.867%, 12/5/2032	0.70%
Laclede Group, Inc. (The), 1.007%, 8/15/2017	0.68%

Holdings by Sector*	% of Investments
Asset-Backed	18.74%
Automotive	1.07%
Banking	5.52%
Basic Industry	3.10%
Capital Goods	1.49%
Consumer Goods	1.46%
Energy	8.65%
Financial Services	3.17%
Foreign Government	0.03%
Health Care	6.10%
Insurance	0.63%
Leisure	3.31%
Media	2.18%
Mortgage-Backed	29.95%
Municipal	0.34%
Real Estate	3.44%
Retail	2.04%
Services	0.42%
Technology & Electronics	1.70%
Telecommunications	1.55%
Transportation	1.25%
U.S. Government	2.84%
Utilities	1.02%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
AutoZone, Inc.	2.12%
Avago Technologies Ltd.	1.97%
LinkedIn Corp. Class A	1.80%
VF Corp.	1.75%
Dollar General Corp.	1.69%
Moody’s Corp.	1.67%
Affiliated Managers Group, Inc.	1.60%
Expedia, Inc.	1.60%
Ulta Salon, Cosmetics & Fragrance, Inc.	1.50%
Monster Beverage Corp.	1.50%

Holdings by Sector*	% of Investments
Consumer Discretionary	25.25%
Consumer Staples	6.56%
Energy	1.01%
Financials	10.08%
Health Care	16.79%
Industrials	17.16%
Information Technology	19.48%
Materials	1.86%
Telecommunications	0.97%
Repurchase Agreement	0.84%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Seven Generations Energy Ltd. (Canada), 8.25%, 5/15/2020	0.64%
WhiteWave Foods Co. (The), 5.375%, 10/1/2022	0.61%
AMC Networks, Inc., 4.75%, 12/15/2022	0.60%
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/2020	0.57%
DISH DBS Corp., 5.875%, 7/15/2022	0.56%
MEG Energy Corp. (Canada), 7.00%, 3/31/2024	0.55%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland), 5.00%, 10/1/2021	0.55%
First Data Corp., 11.25%, 1/15/2021	0.49%
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	0.48%
T-Mobile USA, Inc., 6.84%, 4/28/2023	0.46%

Holdings by Sector*	% of Investments
Asset Backed	0.13%
Automotive	1.98%
Banking	2.20%
Basic Industry	10.01%
Capital Goods	5.11%
Commercial Mortgage Backed	1.33%
Consumer Goods	6.08%
Energy	11.65%
Financial Services	3.05%
Foreign Sovereign	0.10%
Healthcare	10.27%
Insurance	0.77%
Leisure	6.07%
Media	10.00%
Real Estate	0.80%
Retail	8.08%
Services	3.05%
Technology & Electronics	6.82%
Telecommunications	6.27%
Transportation	2.64%
Utility	2.63%
Repurchase Agreement	0.96%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Royal Dutch Shell plc ADR	2.50%
National Australia Bank Ltd.	2.45%
Total SA ADR	2.25%
Baytex Energy Corp.	2.08%
Whitecap Resources, Inc.	2.04%
Freenet AG	2.02%
TeliaSonera AB	1.85%
Bank of China Ltd. H Shares	1.78%
Snam SpA	1.69%
Crescent Point Energy Corp.	1.60%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.80%
Consumer Staples	5.98%
Energy	14.09%
Financials	29.69%
Health Care	5.82%
Industrials	7.38%
Information Technology	3.34%
Materials	1.46%
Telecommunication Services	11.21%
Utilities	7.78%
Repurchase Agreement	1.45%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc. (The)	2.53%
XL Group plc (Ireland)	2.30%
Fidelity National Information Services, Inc.	2.13%
International Paper Co.	2.12%
Cigna Corp.	2.12%
Whirlpool Corp.	2.03%
Invesco Ltd.	1.99%
Jones Lang LaSalle, Inc.	1.98%
Wyndham Worldwide Corp.	1.94%
Boston Properties, Inc.	1.90%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.79%
Consumer Staples	1.76%
Energy	5.53%
Financials	34.28%
Health Care	11.95%
Industrials	8.01%
Information Technology	11.19%
Materials	7.44%
Utilities	8.23%
Repurchase Agreement	0.82%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.125%, 12/31/2015	3.01%
Air Lease Corp., 5.625%, 4/1/2017	0.76%
Host Hotels and Resorts LP, 6.00%, 11/1/2020	0.64%
Omega Healthcare Investors, Inc., 6.75%, 10/15/2022	0.63%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.61%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.808%, 6/15/2028	0.60%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B, 2.856%, 12/1/2044	0.55%
QVC, Inc., 7.375%, 10/15/2020	0.55%
Williams Partners LP/ACMP Finance Corp., 5.875%, 4/15/2021	0.53%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM, 5.419%, 8/12/2048	0.50%

Holdings by Sector*	% of Investments
Auto	0.86%
Basic Industry	0.73%
Capital Goods	0.09%
Consumer Cyclicals	4.40%
Consumer Discretionary	1.65%
Consumer Non-Cyclical	0.02%
Consumer Services	1.30%
Consumer Staples	1.10%
Energy	5.94%
Financial Services	53.93%
Foreign Government	0.43%
Health Care	6.62%
Integrated Oils	2.26%
Materials and Processing	3.21%
Municipal	0.25%
Producer Durables	0.49%
Technology	2.73%
Telecommunications	1.83%
Transportation	0.99%
U.S. Government	8.65%
Utilities	1.61%
Repurchase Agreements	0.91%
Total	100.00%

*	A sector may comprise several industries.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 28, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 28, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 28, 2015